UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935 Date of fiscal year end: December 31 Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Common Stocks:

Consumer Discretionary:
3,000	ADVANCE AUTO PARTS, INC.	$288,060	449,070
6,150	AMAZON.COM, INC.(b)	274,722	2,288,415
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	122,624
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	56,364
6,300	APOLLO EDUCATION GROUP, INC.(b)	166,322	119,196
1,300	AUTOLIV, INC.(c)	29,596	153,101
1,300	AUTONATION, INC.(b)	81,913	83,629
1,000	AUTOZONE, INC.(b)	333,479	682,160
26,641	BED BATH & BEYOND, INC.(b)	1,836,246	2,045,363
4,200	BEST BUY CO., INC.	151,499	158,718
1,400	BIG LOTS, INC.	15,477	67,242
4,400	BORGWARNER, INC.	51,799	266,112
3,550	BRINKER INTERNATIONAL, INC.	176,242	218,538
2,800	BURLINGTON STORES, INC.(b)	144,555	166,376
17,915	CABELA’S, INC.(b)	986,636	1,002,882
11,200	CABLEVISION SYSTEMS CORP., CLASS A (NEW YORK
	GROUP)	222,408	204,960
4,168	CARMAX, INC.(b)	50,984	287,634
2,700	CARNIVAL CORP.	80,824	129,168
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	366,387
12,670	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,633,154	2,446,704
600	CHICO’S FAS, INC.	5,619	10,614
100	CHIPOTLE MEXICAN GRILL, INC.(b)	29,404	65,054
33,505	CINEMARK HOLDINGS, INC.	634,768	1,510,070
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	53,472	187,220
5,000	COACH, INC.	19,161	207,150
1,800	COLUMBIA SPORTSWEAR CO.	78,617	109,620
31,200	COMCAST CORP., CLASS A	485,141	1,761,864
800	CRACKER BARREL OLD COUNTRY STORE, INC.	108,978	121,712
1,345	CST BRANDS, INC.	11,311	58,951
4,600	DANA HOLDING CORP.	106,986	97,336
2,300	DARDEN RESTAURANTS, INC.	47,909	159,482
1,100	DECKERS OUTDOOR CORP.(b)	78,966	80,157
5,700	DEVRY EDUCATION GROUP, INC.	192,959	190,152
1,500	DICK’S SPORTING GOODS, INC.	24,802	85,485
2,000	DILLARD’S, INC., CLASS A	234,910	273,020
14,821	DIRECTV(b)	174,284	1,261,267
1,200	DOLLAR GENERAL CORP.(b)	82,842	90,456
17,979	DOLLAR TREE, INC.(b)	932,751	1,458,906
900	DOMINO’S PIZZA, INC.	90,041	90,495
4,600	DR HORTON, INC.	22,057	131,008
3,710	EXPEDIA, INC.	274,189	349,222
500	FAMILY DOLLAR STORES, INC.	12,652	39,620
7,700	FOOT LOCKER, INC.	294,530	485,100
53,263	FORD MOTOR CO.	268,945	859,665
5,700	GAMESTOP CORP., CLASS A	90,835	216,372
12,700	GANNETT CO., INC.	281,627	470,916
10,000	GAP (THE), INC.	308,644	433,300
2,200	GARMIN LTD.(c)	40,557	104,544
2,500	GENERAL MOTORS CO.	53,068	93,750
15,000	GENTEX CORP.	106,860	274,500
9,724	GENUINE PARTS CO.	705,160	906,180
300	GRAHAM HOLDINGS CO., CLASS B	287,941	314,889
20,308	GROUPON, INC.(b)	156,043	146,421
13,700	H&R BLOCK, INC.	155,487	439,359
8,400	HANESBRANDS, INC.	193,340	281,484
6,750	HARLEY-DAVIDSON, INC.	39,547	409,995
5,500	HARMAN INTERNATIONAL INDUSTRIES, INC.	234,431	734,965
400	HASBRO, INC.	10,206	25,296
46,169	HOME DEPOT (THE), INC.	1,818,422	5,245,260
1,000	HSN, INC.	75,323	68,230
6,776	INTERCONTINENTAL HOTELS GROUP PLC ADR(c)(d)	269,563	265,348
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	345,072
3,150	JARDEN CORP.(b)	25,277	166,635
2,700	JOHN WILEY & SONS, INC., CLASS A	168,925	165,078
9,000	JOHNSON CONTROLS, INC.	247,220	453,960

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Consumer Discretionary (Cont’d):
22,581	KOHL’S CORP.	$1,073,437	1,766,963
11,995	L BRANDS, INC.	578,642	1,131,009
180	LANDS’ END, INC.(b)	4,697	6,458
2,938	LAS VEGAS SANDS CORP.	36,761	161,708
4,900	LEAR CORP.	335,771	543,018
1,800	LEGGETT & PLATT, INC.	79,087	82,962
2,900	LENNAR CORP., CLASS A	38,266	150,249
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	44,224
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	88,636
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	51,410	300,173
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	64,301	367,299
75,385	LIBERTY INTERACTIVE CORP., CLASS A(b)	1,085,188	2,200,488
3,132	LIBERTY MEDIA CORP., CLASS A(b)	3,690	120,739
6,264	LIBERTY MEDIA CORP., CLASS C(b)	6,877	239,285
1,580	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	11,997	50,228
22,390	LIBERTY VENTURES, CLASS A(b)	554,359	940,604
1,200	LKQ CORP.(b)	14,970	30,672
32,251	LOWE’S COS., INC.	1,704,696	2,399,152
10,100	MACY’S, INC.	411,903	655,591
10,400	MAGNA INTERNATIONAL, INC.(c)	516,690	558,064
15,986	MARRIOTT INTERNATIONAL, INC., CLASS A	902,826	1,283,995
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	40,201
8,202	MCDONALD’S CORP.	146,086	799,203
6,600	MGM RESORTS INTERNATIONAL(b)	54,922	138,798
600	MOHAWK INDUSTRIES, INC.(b)	26,796	111,450
800	MORNINGSTAR, INC.	32,901	59,928
600	MURPHY USA, INC.(b)	4,392	43,422
700	NETFLIX, INC.(b)	41,142	291,683
2,200	NEWELL RUBBERMAID, INC.	26,950	85,954
6,475	NEWS CORP., CLASS A(b)	28,965	103,665
18,121	NIKE, INC., CLASS B	990,983	1,818,080
7,400	NORDSTROM, INC.	289,699	594,368
200	NVR, INC.(b)	180,144	265,732
2,695	OMNICOM GROUP, INC.	78,532	210,156
3,700	O’REILLY AUTOMOTIVE, INC.(b)	343,422	800,088
1,500	PANERA BREAD CO., CLASS A(b)	69,668	239,991
800	PRICELINE GROUP (THE), INC.(b)	194,799	931,320
14,100	PULTEGROUP, INC.	58,797	313,443
600	PVH CORP.	22,503	63,936
1,500	RALPH LAUREN CORP.	31,320	197,250
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	26,427	68,520
110	REMY INTERNATIONAL, INC.	1,043	2,443
6,400	ROSS STORES, INC.	207,188	674,304
6,200	ROYAL CARIBBEAN CRUISES LTD.	152,757	507,470
3,000	SALLY BEAUTY HOLDINGS, INC.(b)	94,542	103,110
10,400	SERVICE CORP. INTERNATIONAL	74,152	270,920
3,900	SKECHERS U.S.A., INC., CLASS A(b)	240,497	280,449
44,446	STAPLES, INC.	756,002	723,803
14,250	STARBUCKS CORP.	182,045	1,349,475
3,491	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	249,116	291,497
16,758	TARGET CORP.	699,933	1,375,329
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	57,740
2,000	TESLA MOTORS, INC.(b)	137,158	377,540
6,200	THOMSON REUTERS CORP.	178,087	251,472
1,900	THOR INDUSTRIES, INC.	22,316	120,099
4,200	TIFFANY & CO.	122,192	369,642
5,679	TIME WARNER CABLE, INC.	183,138	851,169
21,033	TIME WARNER, INC.	457,012	1,776,026
2,629	TIME, INC.	19,683	58,995
10,094	TJX (THE) COS., INC.	86,033	707,085
400	TRACTOR SUPPLY CO.	20,180	34,024
90,320	TRI POINTE HOMES, INC.(b)	1,352,666	1,393,638
2,210	TRIPADVISOR, INC.(b)	42,908	183,806
900	TRW AUTOMOTIVE HOLDINGS CORP.(b)	21,698	94,365
14,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	96,941	487,296
600	ULTA SALON COSMETICS & FRAGRANCE, INC.(b)	79,252	90,510
1,000	UNDER ARMOUR, INC., CLASS A(b)	23,330	80,750
2,127	URBAN OUTFITTERS, INC.(b)	37,857	97,098

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Consumer Discretionary (Cont’d):
6,800	VF CORP.	$87,065	512,108
55,174	VIACOM, INC., CLASS B	2,898,318	3,768,384
800	VISTEON CORP.(b)	33,968	77,120
35,707	WALT DISNEY (THE) CO.	1,202,493	3,745,307
2,500	WHIRLPOOL CORP.	174,221	505,150
2,600	WILLIAMS-SONOMA, INC.	209,065	207,246
5,475	WYNDHAM WORLDWIDE CORP.	24,501	495,323
1,600	WYNN RESORTS LTD.	32,322	201,408
9,016	YUM! BRANDS, INC.	78,831	709,740
		36,650,947	75,690,369	14.20%
Consumer Staples:
34,500	ALTRIA GROUP, INC.	415,561	1,725,690
18,900	ARCHER-DANIELS-MIDLAND CO.	564,265	895,860
2,916	BROWN-FORMAN CORP., CLASS B	57,343	263,461
2,500	BUNGE LTD.	132,072	205,900
4,000	CHURCH & DWIGHT CO., INC.	100,310	341,680
3,000	CLOROX (THE) CO.	154,515	331,170
64,481	COCA-COLA (THE) CO.	991,395	2,614,705
14,780	COLGATE-PALMOLIVE CO.	422,681	1,024,845
1,900	CONAGRA FOODS, INC.	33,608	69,407
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	534,566
7,800	COSTCO WHOLESALE CORP.	237,671	1,181,661
4,100	COTY, INC., CLASS A(b)	80,504	99,507
470	CRIMSON WINE GROUP LTD.(b)	2,671	4,277
22,628	CVS HEALTH CORP.	1,453,323	2,335,436
13,330	DIAGEO PLC ADR(c)(d)	963,286	1,473,898
24,111	DR. PEPPER SNAPPLE GROUP, INC.	1,551,889	1,892,231
1,997	ENERGIZER HOLDINGS, INC.	233,419	275,686
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	310,520
2,700	FLOWERS FOODS, INC.	25,434	61,398
12,400	GENERAL MILLS, INC.	277,056	701,840
3,300	HERBALIFE LTD.(b)	45,262	141,108
1,642	HERSHEY (THE) CO.	60,568	165,694
2,400	HORMEL FOODS CORP.	43,206	136,440
4,400	INGREDION, INC.	269,819	342,408
1,600	JM SMUCKER (THE) CO.	64,617	185,168
5,800	KEURIG GREEN MOUNTAIN, INC.	122,296	648,034
1,550	KIMBERLY-CLARK CORP.	69,760	166,020
99,341	KONINKLIJKE AHOLD N.V. ADR(c)(d)	1,820,305	1,953,044
7,279	KRAFT FOODS GROUP, INC.	89,966	634,110
19,300	KROGER (THE) CO.	649,474	1,479,538
5,322	LORILLARD, INC.	80,950	347,793
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	53,977
2,200	MEAD JOHNSON NUTRITION CO.	103,422	221,166
13,718	MOLSON COORS BREWING CO., CLASS B	1,009,668	1,021,305
22,838	MONDELEZ INTERNATIONAL, INC., CLASS A	194,577	824,223
2,900	MONSTER BEVERAGE CORP.(b)	253,105	401,346
33,891	PEPSICO, INC.	1,655,446	3,240,657
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,269,844
9,700	PILGRIM’S PRIDE CORP.	253,266	219,123
6,000	PINNACLE FOODS, INC.	219,854	244,860
200	POST HOLDINGS, INC.(b)	4,616	9,368
39,860	PROCTER & GAMBLE (THE) CO.	676,015	3,266,128
3,000	REYNOLDS AMERICAN, INC.	29,474	206,730
11,200	RITE AID CORP.(b)	82,319	97,328
22	SEABOARD CORP.(b)	87,109	90,904
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	170,164
8,000	SYSCO CORP.	124,114	301,840
9,910	TYSON FOODS, INC., CLASS A	207,429	379,553
18,415	UNILEVER N.V. (REGISTERED)(c)	553,643	769,010
20,150	WALGREENS BOOTS ALLIANCE, INC.	231,445	1,706,302
14,323	WAL-MART STORES, INC.	533,323	1,178,067
8,800	WHOLE FOODS MARKET, INC.	116,393	458,304
		17,942,633	39,673,294	7.45%
Energy:
9,446	ANADARKO PETROLEUM CORP.	319,802	782,223

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Energy (Cont’d):
4,700	BAKER HUGHES, INC.	$200,906	298,826
3,000	CABOT OIL & GAS CORP.	64,915	88,590
3,160	CALIFORNIA RESOURCES CORP.	6,578	24,048
37,895	CAMERON INTERNATIONAL CORP.(b)	1,649,937	1,709,822
8,100	CHESAPEAKE ENERGY CORP.	97,575	114,696
33,195	CHEVRON CORP.	1,449,959	3,484,811
400	CIMAREX ENERGY CO.	24,076	46,036
1,628	CNOOC LTD. ADR(c)(d)	218,459	230,883
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	67,752
1,700	CONCHO RESOURCES, INC.(b)	49,632	197,064
25,444	CONOCOPHILLIPS	460,670	1,584,143
4,531	CONSOL ENERGY, INC.	118,221	126,370
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	87,340
4,700	CVR ENERGY, INC.	185,803	200,032
3,900	DEVON ENERGY CORP.	207,783	235,209
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	241,050
12,500	EOG RESOURCES, INC.	340,013	1,146,125
4,000	EQT CORP.	132,900	331,480
65,151	EXXON MOBIL CORP.	2,511,797	5,537,835
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	88,824
213,934	GAZPROM OAO ADR(c)(d)	929,394	1,008,699
21,689	HALLIBURTON CO.	596,513	951,713
9,392	HELMERICH & PAYNE, INC.	453,513	639,313
17,804	HESS CORP.	1,044,920	1,208,358
4,000	HOLLYFRONTIER CORP.	52,098	161,080
7,412	KINDER MORGAN, INC.	67,014	311,749
48,257	MARATHON PETROLEUM CORP.	4,480,892	4,941,034
2,400	MURPHY OIL CORP.	27,663	111,840
8,722	NATIONAL OILWELL VARCO, INC.	193,630	436,013
7,000	NEWFIELD EXPLORATION CO.(b)	206,807	245,630
8,400	NOBLE ENERGY, INC.	158,332	410,760
28,440	OCCIDENTAL PETROLEUM CORP.	994,176	2,076,120
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	134,825
2,000	ONEOK, INC.	27,592	96,480
22,737	PHILLIPS 66	851,074	1,787,128
3,200	PIONEER NATURAL RESOURCES CO.	48,507	523,232
1,200	RANGE RESOURCES CORP.	39,654	62,448
19,100	SCHLUMBERGER LTD.	491,562	1,593,704
7,200	SOUTHWESTERN ENERGY CO.(b)	107,060	166,968
10,954	SPECTRA ENERGY CORP.	155,906	396,206
14,376	STATOIL ASA ADR(c)(d)	260,245	252,874
5,635	TESORO CORP.	407,677	514,419
3,407	TOTAL S.A. ADR(c)(d)	185,861	169,192
69,803	VALERO ENERGY CORP.	3,244,435	4,440,867
2,800	WESTERN REFINING, INC.	108,949	138,292
2,600	WHITING PETROLEUM CORP.(b)	73,760	80,340
6,600	WILLIAMS (THE) COS., INC.	139,909	333,894
		23,668,441	39,816,337	7.47%
Financials:
2,400	ACE LTD.(c)	127,149	267,576
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	236,258
29,455	AFLAC, INC.	1,453,847	1,885,415
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,575	205,884
3,416	ALLEGHANY CORP.(b)	940,988	1,663,592
26,596	ALLIANZ S.E. ADR(c)(d)	454,659	462,903
8,100	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	327,240
66,670	ALLSTATE (THE) CORP.	4,416,947	4,744,904
800	AMERICAN CAMPUS COMMUNITIES, INC.	28,915	34,296
31,803	AMERICAN EXPRESS CO.	1,663,555	2,484,450
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	314,335
24,500	AMERICAN INTERNATIONAL GROUP, INC.	729,180	1,342,355
900	AMERICAN NATIONAL INSURANCE CO.	95,187	88,551
3,450	AMERICAN TOWER CORP.	159,151	324,817
7,291	AMERIPRISE FINANCIAL, INC.	438,838	953,954
4,500	AMTRUST FINANCIAL SERVICES, INC.	234,575	256,432
4,748	AON PLC(c)	110,582	456,378
5,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	119,782	221,518
6,100	ARCH CAPITAL GROUP LTD.(b)(c)	180,058	375,760

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
1,600	ARTHUR J GALLAGHER & CO.	$34,040	74,800
4,900	ASSURANT, INC.	218,575	300,909
8,000	ASSURED GUARANTY LTD.(c)	202,042	211,120
734	AVALONBAY COMMUNITIES, INC.	31,138	127,899
11,923	AVIVA PLC ADR(c)(d)	192,891	192,795
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	46,422
174,100	BANK OF AMERICA CORP.	1,341,036	2,679,399
21,000	BANK OF NEW YORK MELLON (THE) CORP.	468,443	845,040
14,600	BB&T CORP.	323,510	569,254
38,740	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,959,507	5,590,957
2,500	BIOMED REALTY TRUST, INC.	44,395	56,650
1,200	BLACKROCK, INC.	216,317	439,008
3,388	BOSTON PROPERTIES, INC.	171,468	475,946
2,800	BRANDYWINE REALTY TRUST	31,119	44,744
900	CAMDEN PROPERTY TRUST	24,065	70,317
14,647	CAPITAL ONE FINANCIAL CORP.	505,517	1,154,477
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	104,940
7,600	CBRE GROUP, INC., CLASS A(b)	222,808	294,196
21,400	CHARLES SCHWAB (THE) CORP.	186,608	651,416
17,700	CHIMERA INVESTMENT CORP.	30,693	55,578
4,600	CHUBB (THE) CORP.	276,362	465,060
2,800	CIT GROUP, INC.	100,145	126,336
48,181	CITIGROUP, INC.	1,750,196	2,482,285
2,000	CITY NATIONAL CORP.	75,538	178,160
1,365	CME GROUP, INC.	50,304	129,279
1,100	CNA FINANCIAL CORP.	25,102	45,573
4,900	CNO FINANCIAL GROUP, INC.	81,171	84,378
4,800	CORPORATE OFFICE PROPERTIES TRUST	106,129	141,024
2,645	CORRECTIONS CORP. OF AMERICA	49,272	106,488
500	CREDIT ACCEPTANCE CORP.(b)	86,421	97,500
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	379,684
8,500	DDR CORP.	111,401	158,270
800	DIGITAL REALTY TRUST, INC.	38,055	52,768
21,287	DISCOVER FINANCIAL SERVICES	517,665	1,199,522
5,200	DOUGLAS EMMETT, INC.	57,331	155,012
1,700	DUKE REALTY CORP.	28,468	37,009
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	171,330
1,100	EAST WEST BANCORP, INC.	25,190	44,506
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	55,026
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,920	43,960
8,216	EQUITY RESIDENTIAL	331,618	639,698
875	ESSEX PROPERTY TRUST, INC.	105,181	201,161
14,345	EVEREST RE GROUP LTD.(c)	2,542,440	2,496,030
900	FEDERAL REALTY INVESTMENT TRUST	48,326	132,489
25,300	FIFTH THIRD BANCORP	220,963	476,905
6,400	FIRST AMERICAN FINANCIAL CORP.	222,918	228,352
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	103,876
36,400	FIRST HORIZON NATIONAL CORP.	273,237	520,156
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	134,368
8,663	FNF GROUP	263,803	318,452
620	FNFV GROUP(b)	3,375	8,742
10,077	FRANKLIN RESOURCES, INC.	189,834	517,152
6,400	GENERAL GROWTH PROPERTIES, INC.	122,757	189,120
10,800	GENWORTH FINANCIAL, INC., CLASS A(b)	57,035	78,948
11,800	GOLDMAN SACHS GROUP (THE), INC.	1,316,927	2,218,046
2,600	GREENHILL & CO., INC.	78,832	103,090
27,961	GRUPO FINANCIERO SANTANDER MEXICO S.A.B. DE C.V.,
	SERIES B ADR(c)(d)	317,734	305,334
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	217,740
10,600	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	338,259	443,292
5,200	HCC INSURANCE HOLDINGS, INC.	255,567	294,684
7,000	HCP, INC.	101,851	302,470
4,300	HEALTH CARE REIT, INC.	221,375	332,648
4,250	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	96,571	118,405
500	HOME PROPERTIES, INC.	30,360	34,645
2,900	HOSPITALITY PROPERTIES TRUST	49,578	95,671
16,122	HOST HOTELS & RESORTS, INC.	138,445	325,342

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
678	HOWARD HUGHES (THE) CORP.(b)	$20,502	105,104
10,500	HUDSON CITY BANCORP, INC.	65,625	110,040
45,100	HUNTINGTON BANCSHARES, INC.	273,731	498,355
701	INTERCONTINENTAL EXCHANGE, INC.	89,127	163,522
11,400	INVESCO LTD.	176,068	452,466
1,334	IRON MOUNTAIN, INC.	30,022	48,664
38,200	JANUS CAPITAL GROUP, INC.	303,326	656,658
2,200	JONES LANG LASALLE, INC.	277,845	374,880
80,146	JPMORGAN CHASE & CO.	2,709,497	4,855,245
11,700	KEYCORP	80,297	165,672
600	KILROY REALTY CORP.	31,529	45,702
8,201	KIMCO REALTY CORP.	94,870	220,197
4,200	LAMAR ADVERTISING CO., CLASS A	55,317	248,934
3,752	LEGG MASON, INC.	52,584	207,110
1,100	LIBERTY PROPERTY TRUST	23,645	39,270
5,900	LINCOLN NATIONAL CORP.	278,296	339,014
4,800	LOEWS CORP.	96,218	195,984
2,000	M&T BANK CORP.	145,114	254,000
5,123	MACERICH (THE) CO.	119,436	432,023
200	MARKEL CORP.(b)	67,789	153,792
5,478	MARSH & MCLENNAN COS., INC.	153,199	307,261
3,100	MBIA, INC.(b)	25,265	28,830
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	372,240
4,600	MERCURY GENERAL CORP.	235,539	265,650
17,600	METLIFE, INC.	689,528	889,680
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,164	92,724
12,501	MOODY’S CORP.	1,027,455	1,297,604
36,800	MORGAN STANLEY	862,693	1,313,392
3,900	MSCI, INC.	124,722	239,109
5,900	NASDAQ OMX GROUP (THE), INC.	240,309	300,546
24,000	NAVIENT CORP.	268,405	487,920
87,117	NEW RESIDENTIAL INVESTMENT CORP.	994,731	1,309,369
86,104	NEW SENIOR INVESTMENT GROUP, INC.	1,647,904	1,431,910
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	127,968
1,402	NORTHERN TRUST CORP.	66,115	97,649
4,539	PACWEST BANCORP	65,912	212,834
3,800	PARTNERRE LTD.(c)	337,207	434,454
42,255	PHH CORP.(b)	936,039	1,021,303
4,385	PLUM CREEK TIMBER CO., INC.	105,969	190,528
13,625	PNC FINANCIAL SERVICES GROUP (THE), INC.	589,673	1,270,395
1,600	POPULAR, INC.(b)(c)	33,280	55,024
1,600	POST PROPERTIES, INC.	97,204	91,088
5,900	PRINCIPAL FINANCIAL GROUP, INC.	185,029	303,083
8,648	PROGRESSIVE (THE) CORP.	151,810	235,226
10,169	PROLOGIS, INC.	257,893	442,962
9,700	PRUDENTIAL FINANCIAL, INC.	352,452	779,007
2,061	PUBLIC STORAGE	206,053	406,306
8,600	RADIAN GROUP, INC.	144,577	144,394
2,000	RAYMOND JAMES FINANCIAL, INC.	109,748	113,560
6,972	RAYONIER, INC.	75,256	187,965
2,700	REALTY INCOME CORP.	58,594	139,320
3,900	REGENCY CENTERS CORP.	90,152	265,356
15,799	REGIONS FINANCIAL CORP.	86,452	149,301
2,600	REINSURANCE GROUP OF AMERICA, INC.	222,253	242,294
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	79,784
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	85,815	157,094
7,500	SEI INVESTMENTS CO.	108,537	330,675
1,500	SENIOR HOUSING PROPERTIES TRUST	23,231	33,285
400	SIGNATURE BANK(b)	29,712	51,832
3,595	SIMON PROPERTY GROUP, INC.	148,165	703,326
1,900	SL GREEN REALTY CORP.	58,204	243,922
12,600	SLM CORP.(b)	48,157	116,928
3,000	SPIRIT REALTY CAPITAL, INC.	27,083	36,240
6,500	STATE STREET CORP.	318,141	477,945
36,220	STONEGATE MORTGAGE CORP.(b)	615,094	391,900
6,000	STRATEGIC HOTELS & RESORTS, INC.(b)	80,164	74,580
13,034	SUNTRUST BANKS, INC.	347,413	535,567
3,657	SYNOVUS FINANCIAL CORP.	49,372	102,433

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
6,349	T ROWE PRICE GROUP, INC.	$125,884	514,142
2,100	TAUBMAN CENTERS, INC.	57,437	161,973
12,000	TCF FINANCIAL CORP.	111,496	188,640
2,600	TFS FINANCIAL CORP.	25,038	38,168
5,400	TORCHMARK CORP.	95,047	296,568
37,390	TRAVELERS (THE) COS., INC.	3,299,072	4,042,981
4,100	UDR, INC.	65,319	139,523
56,044	UNUM GROUP	1,813,164	1,890,364
1,300	URBAN EDGE PROPERTIES	18,730	30,810
17,885	US BANCORP	325,796	781,038
5,100	VALIDUS HOLDINGS LTD.(c)	188,678	214,710
3,800	VENTAS, INC.	201,381	277,476
2,600	VORNADO REALTY TRUST	179,922	291,200
2,400	VOYA FINANCIAL, INC.	64,032	103,464
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	143,666
1,800	WASHINGTON FEDERAL, INC.	23,535	39,249
2,100	WEINGARTEN REALTY INVESTORS	30,002	75,558
110,145	WELLS FARGO & CO.	2,671,893	5,991,888
5,300	WEYERHAEUSER CO.	159,708	175,695
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	194,754	205,356
1,797	WP GLIMCHER, INC.	9,413	29,884
6,006	WR BERKLEY CORP.	267,607	303,363
40,421	XL GROUP PLC(c)	1,357,470	1,487,493
3,000	ZIONS BANCORPORATION	56,955	81,000
		60,483,992	93,275,075	17.51%
Health Care:
12,735	ABBOTT LABORATORIES	208,212	590,013
34,335	ABBVIE, INC.	1,214,790	2,009,971
12,940	ACTAVIS PLC(b)	1,990,446	3,851,074
8,703	AETNA, INC.	436,022	927,131
5,600	AGILENT TECHNOLOGIES, INC.	158,209	232,680
4,200	ALERE, INC.(b)	77,812	205,380
4,100	ALEXION PHARMACEUTICALS, INC.(b)	254,253	710,530
9,796	AMERISOURCEBERGEN CORP.	371,852	1,113,511
21,100	AMGEN, INC.	837,782	3,372,835
13,441	ANTHEM, INC.	924,071	2,075,425
3,800	BAXTER INTERNATIONAL, INC.	196,258	260,300
8,885	BAYER A.G. ADR(c)(d)	562,869	1,335,104
6,826	BECTON DICKINSON AND CO.	752,232	980,145
5,250	BIOGEN, INC.(b)	66,400	2,216,760
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	112,158
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	582,200
23,000	BRISTOL-MYERS SQUIBB CO.	576,711	1,483,500
3,400	CARDINAL HEALTH, INC.	128,461	306,918
1,600	CATAMARAN CORP.(b)	51,333	95,264
14,072	CELGENE CORP.(b)	198,565	1,622,220
4,400	CENTENE CORP.(b)	252,959	311,036
3,600	CERNER CORP.(b)	40,604	263,736
8,228	CIGNA CORP.	368,661	1,065,032
3,879	COMMUNITY HEALTH SYSTEMS, INC.(b)	68,097	202,794
2,600	CR BARD, INC.	315,062	435,110
3,850	DAVITA HEALTHCARE PARTNERS, INC.(b)	97,977	312,928
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	188,293
5,800	EDWARDS LIFESCIENCES CORP.(b)	389,590	826,268
15,100	ELI LILLY & CO.	801,210	1,097,015
4,200	ENDO INTERNATIONAL PLC(b)(c)	110,376	376,740
16,502	EXPRESS SCRIPTS HOLDING CO.(b)	241,921	1,431,878
37,920	GILEAD SCIENCES, INC.(b)	1,209,498	3,721,090
193	HALYARD HEALTH, INC.(b)	3,014	9,496
8,614	HCA HOLDINGS, INC.(b)	594,223	648,031
5,800	HEALTH NET, INC.(b)	279,909	350,842
17,885	HEALTHSOUTH CORP.	321,156	793,379
1,900	HENRY SCHEIN, INC.(b)	86,166	265,278
7,208	HOLOGIC, INC.(b)	102,880	238,044
1,805	HOSPIRA, INC.(b)	47,736	158,551
6,100	HUMANA, INC.	370,875	1,085,922
1,900	IDEXX LABORATORIES, INC.(b)	138,619	293,512

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Health Care (Cont’d):
2,700	ILLUMINA, INC.(b)	$175,377	501,228
300	INTUITIVE SURGICAL, INC.(b)	112,800	151,509
59,643	JOHNSON & JOHNSON	2,796,532	6,000,086
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	100,872
2,800	LIFEPOINT HOSPITALS, INC.(b)	189,626	205,660
5,700	MCKESSON CORP.	202,596	1,289,340
21,440	MEDTRONIC PLC(c)	1,010,653	1,672,106
59,978	MERCK & CO., INC.	1,824,868	3,447,535
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	434,147
800	MYLAN N.V.(b)	14,816	47,480
16,180	NOVARTIS A.G. ADR(c)(d)	931,278	1,595,510
2,000	PAREXEL INTERNATIONAL CORP.(b)	122,787	137,980
1,600	PATTERSON COS., INC.	29,864	78,064
3,400	PERKINELMER, INC.	53,706	173,876
115,367	PFIZER, INC.	778,590	4,013,618
2,000	QIAGEN N.V.(b)(c)	36,320	50,400
16,437	QUEST DIAGNOSTICS, INC.	893,873	1,263,183
3,300	QUINTILES TRANSNATIONAL HOLDINGS, INC.(b)	199,165	221,001
900	REGENERON PHARMACEUTICALS, INC.(b)	135,034	406,332
4,000	RESMED, INC.	81,990	287,120
600	SALIX PHARMACEUTICALS LTD.(b)	24,294	103,686
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	80,991
4,539	ST. JUDE MEDICAL, INC.	114,088	296,851
2,600	STERIS CORP.	173,731	182,702
4,700	STRYKER CORP.	18,139	433,575
14,285	TELEFLEX, INC.	728,867	1,726,057
3,001	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(d)	115,200	186,962
6,700	THERMO FISHER SCIENTIFIC, INC.	138,728	900,078
1,400	UNITED THERAPEUTICS CORP.(b)	197,622	241,409
29,320	UNITEDHEALTH GROUP, INC.	1,620,371	3,468,263
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	463,307
11,415	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	321,004	2,267,247
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	442,223
2,100	VCA, INC.(b)	111,194	115,122
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	353,910
2,600	WATERS CORP.(b)	60,997	323,232
5,374	ZIMMER HOLDINGS, INC.	371,831	631,552
		29,399,004	72,452,308	13.60%
Industrials:
9,287	3M CO.	695,343	1,531,891
923	ACCO BRANDS CORP.(b)	3,137	7,670
5,250	ADT (THE) CORP.	121,803	217,980
49,440	AIR LEASE CORP.	1,154,966	1,865,866
4,300	ALASKA AIR GROUP, INC.	287,293	284,574
1,533	ALLEGION PLC(c)	40,913	93,774
400	AMERCO	120,202	132,160
5,175	AMETEK, INC.	73,220	271,893
3,300	AVIS BUDGET GROUP, INC.(b)	198,962	194,749
1,700	B/E AEROSPACE, INC.	34,478	108,154
25,340	BOEING (THE) CO.	1,074,678	3,803,027
8,674	CANADIAN NATIONAL RAILWAY CO.(c)	600,429	580,030
2,200	CARLISLE COS., INC.	45,116	203,786
20,263	CATERPILLAR, INC.	1,057,100	1,621,648
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	123,150
7,402	CINTAS CORP.	596,997	604,225
2,027	CON-WAY, INC.	44,529	89,452
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	80,776
3,948	CRANE CO.	66,572	246,395
34,000	CSX CORP.	309,239	1,126,080
5,400	CUMMINS, INC.	294,414	748,656
2,400	CURTISS-WRIGHT CORP.	167,857	177,456
11,163	DANAHER CORP.	255,642	947,739
7,300	DEERE & CO.	199,160	640,137
19,300	DELTA AIR LINES, INC.	533,792	867,728
3,400	DELUXE CORP.	227,260	235,552
860	DONALDSON CO., INC.	18,762	32,431
2,125	DOVER CORP.	61,065	146,880
1,987	DUN & BRADSTREET (THE) CORP.	49,383	255,051

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Industrials (Cont’d):
8,384	EATON CORP. PLC	$136,018	569,609
15,500	EMERSON ELECTRIC CO.	422,332	877,610
700	ESTERLINE TECHNOLOGIES CORP.(b)	80,375	80,094
900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	26,150	43,362
1,300	FASTENAL CO.	20,267	53,866
13,888	FEDEX CORP.	1,379,800	2,297,770
1,950	FLUOR CORP.	26,013	111,462
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	204,164
3,300	GATX CORP.	136,605	191,334
16,902	GENERAL DYNAMICS CORP.	2,139,962	2,294,108
111,400	GENERAL ELECTRIC CO.	1,703,138	2,763,834
1,200	HARSCO CORP.	17,510	20,712
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	143,088
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	958,400
1,200	HUBBELL, INC., CLASS B	43,310	131,544
2,510	HUNTINGTON INGALLS INDUSTRIES, INC.	245,617	351,776
2,500	IDEX CORP.	58,238	189,575
700	IHS, INC., CLASS A(b)	30,838	79,632
21,667	ILLINOIS TOOL WORKS, INC.	1,748,686	2,104,732
3,700	INGERSOLL-RAND PLC	121,937	251,896
800	ITT CORP.	8,681	31,928
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	66,295
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	179,330
15,500	JETBLUE AIRWAYS CORP.(b)	95,281	298,375
2,900	KANSAS CITY SOUTHERN	46,328	296,032
400	KIRBY CORP.(b)	24,760	30,020
850	KLX, INC.(b)	13,147	32,759
8,028	L-3 COMMUNICATIONS HOLDINGS, INC.	929,624	1,009,842
3,100	LANDSTAR SYSTEM, INC.	165,448	205,530
900	LENNOX INTERNATIONAL, INC.	26,811	100,521
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	91,546
7,535	LOCKHEED MARTIN CORP.	996,650	1,529,304
2,200	MACQUARIE INFRASTRUCTURE CO. LLC	167,142	181,038
4,800	MANITOWOC (THE) CO., INC.	47,568	103,488
2,475	MANPOWERGROUP, INC.	81,958	213,221
13,200	MASCO CORP.	97,548	352,440
2,200	NAVISTAR INTERNATIONAL CORP.(b)	47,586	64,900
2,000	NIELSEN N.V.	61,200	89,140
700	NORDSON CORP.	29,470	54,838
6,760	NORFOLK SOUTHERN CORP.	312,880	695,739
17,346	NORTHROP GRUMMAN CORP.	2,359,564	2,792,012
2,180	NOW, INC.(b)	21,218	47,175
6,300	OSHKOSH CORP.	109,053	307,377
1,100	OWENS CORNING	22,578	47,740
8,389	PACCAR, INC.	91,278	529,681
2,200	PALL CORP.	55,214	220,858
2,850	PARKER-HANNIFIN CORP.	123,853	338,523
2,519	PENTAIR PLC(c)	73,408	158,420
8,500	PITNEY BOWES, INC.	191,635	198,220
2,000	PRECISION CASTPARTS CORP.	118,921	420,000
4,100	QUANTA SERVICES, INC.(b)	52,132	116,973
3,900	RAYTHEON CO.	151,724	426,075
9,872	REPUBLIC SERVICES, INC.	368,477	400,408
3,400	ROBERT HALF INTERNATIONAL, INC.	207,710	205,768
5,250	ROCKWELL AUTOMATION, INC.	73,987	608,948
5,214	ROCKWELL COLLINS, INC.	154,727	503,412
300	ROPER INDUSTRIES, INC.	19,526	51,600
2,800	RR DONNELLEY & SONS CO.	25,228	53,732
2,200	RYDER SYSTEM, INC.	75,226	208,758
4,685	SNAP-ON, INC.	544,847	688,976
2,700	SOLARCITY CORP.(b)	98,496	138,456
34,779	SOUTHWEST AIRLINES CO.	897,798	1,540,710
5,900	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	238,478	308,039
1,500	SPIRIT AIRLINES, INC.(b)	115,737	116,040
300	SPX CORP.	11,766	25,470
5,057	STANLEY BLACK & DECKER, INC.	311,623	482,236
2,000	STERICYCLE, INC.(b)	95,283	280,860
800	TELEDYNE TECHNOLOGIES, INC.(b)	78,490	85,384

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Industrials (Cont’d):
1,700	TEREX CORP.	$31,637	45,203
4,500	TEXTRON, INC.	174,599	199,485
2,200	TIMKEN (THE) CO.	87,525	92,708
1,000	TOWERS WATSON & CO., CLASS A	56,220	132,185
4,900	TRINITY INDUSTRIES, INC.	136,243	173,999
16,980	TRIUMPH GROUP, INC.	1,182,743	1,014,046
10,500	TYCO INTERNATIONAL PLC	190,755	452,130
35,558	UNION PACIFIC CORP.	2,697,298	3,851,287
9,328	UNITED CONTINENTAL HOLDINGS, INC.(b)	423,444	627,308
6,340	UNITED PARCEL SERVICE, INC., CLASS B	318,903	614,600
5,075	UNITED RENTALS, INC.(b)	452,366	462,637
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,974,820
2,000	USG CORP.(b)	12,350	53,400
500	VERISK ANALYTICS, INC., CLASS A(b)	25,120	35,700
180	VERITIV CORP.(b)	1,653	7,943
2,966	WABCO HOLDINGS, INC.(b)	129,705	364,462
1,400	WABTEC CORP.	25,602	133,014
1,650	WASTE CONNECTIONS, INC.	29,914	79,431
8,650	WASTE MANAGEMENT, INC.	135,675	469,089
1,700	WW GRAINGER, INC.	74,317	400,877
1,600	XYLEM, INC.	30,618	56,032
		33,896,737	59,125,971	11.10%
Information Technology:
5,600	ACCENTURE PLC, CLASS A(c)	230,959	524,664
19,200	ACTIVISION BLIZZARD, INC.	281,280	436,320
7,524	ADOBE SYSTEMS, INC.(b)	128,931	556,325
4,600	AKAMAI TECHNOLOGIES, INC.(b)	124,459	326,807
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	474,000
5,000	ALTERA CORP.	94,155	214,550
4,700	AMDOCS LTD.	231,646	255,680
8,600	ANALOG DEVICES, INC.	120,368	541,800
1,300	ANSYS, INC.(b)	34,888	114,647
6,900	AOL, INC.(b)	91,149	273,309
132,900	APPLE, INC.	4,402,877	16,536,747
25,800	APPLIED MATERIALS, INC.	453,813	582,048
7,600	ARRIS GROUP, INC.(b)	203,338	219,602
700	ARROW ELECTRONICS, INC.(b)	18,813	42,805
2,386	AUTODESK, INC.(b)	55,907	139,915
7,421	AUTOMATIC DATA PROCESSING, INC.	405,666	635,534
262	BLACKHAWK NETWORK HOLDINGS, INC., CLASS B(b)	6,196	9,314
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,909	240,202
17,791	BROADCOM CORP., CLASS A	495,045	770,261
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,319	119,922
20,300	BROCADE COMMUNICATIONS SYSTEMS, INC.	239,140	240,860
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	210,216
1,500	CAVIUM, INC.(b)	86,579	106,230
2,022	CDK GLOBAL, INC.	30,504	94,548
6,100	CDW CORP.	214,484	227,164
101,750	CISCO SYSTEMS, INC.	164,561	2,800,669
4,234	CITRIX SYSTEMS, INC.(b)	47,866	270,426
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	786,114
8,400	COMMSCOPE HOLDING CO., INC.(b)	248,168	239,736
17,643	COMPUTER SCIENCES CORP.	1,074,853	1,151,735
6,700	CORELOGIC, INC.(b)	76,313	236,309
112,461	CORNING, INC.	2,356,445	2,550,615
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	4,152	38,097
4,000	DOLBY LABORATORIES, INC., CLASS A	120,978	152,640
44,220	EBAY, INC.(b)	1,884,324	2,550,610
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	110,681
14,000	ELECTRONIC ARTS, INC.(b)	430,874	823,410
51,610	EMC CORP.	700,937	1,319,152
921	EQUINIX, INC.	74,468	214,455
2,800	F5 NETWORKS, INC.(b)	196,245	321,832
32,000	FACEBOOK, INC., CLASS A(b)	1,231,726	2,630,880
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	531,004
9,000	FISERV, INC.(b)	191,792	714,600
2,600	FORTINET, INC.(b)	80,697	90,870
1,300	FREESCALE SEMICONDUCTOR LTD.(b)	14,326	52,988

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
7,107	FUJIFILM HOLDINGS CORP. ADR(c)(d)	$240,323	253,080
1,900	GLOBAL PAYMENTS, INC.	113,707	174,192
5,841	GOOGLE, INC., CLASS A(b)	1,181,870	3,240,003
5,851	GOOGLE, INC., CLASS C(b)	1,182,748	3,206,348
5,000	HARRIS CORP.	189,845	393,800
51,085	HEWLETT-PACKARD CO.	1,288,966	1,591,809
1,800	IAC/INTERACTIVECORP	101,008	121,446
1,800	INFORMATICA CORP.(b)	54,045	78,939
130,364	INTEL CORP.	1,517,011	4,076,482
13,568	INTERNATIONAL BUSINESS MACHINES CORP.	1,207,738	2,177,664
5,000	INTUIT, INC.	103,285	484,800
4,900	JABIL CIRCUIT, INC.	102,890	114,562
42,060	JUNIPER NETWORKS, INC.	944,242	949,715
2,800	KEYSIGHT TECHNOLOGIES, INC.(b)	63,035	104,020
5,000	KLA-TENCOR CORP.	227,005	291,450
1,062	KNOWLES CORP.(b)	12,542	20,465
8,300	LAM RESEARCH CORP.	394,770	582,950
5,400	LINEAR TECHNOLOGY CORP.	119,475	252,720
1,000	LINKEDIN CORP., CLASS A(b)	118,870	249,860
28,700	MARVELL TECHNOLOGY GROUP LTD.(c)	317,905	421,890
17,000	MASTERCARD, INC., CLASS A	182,282	1,468,630
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	153,164
4,200	MICROCHIP TECHNOLOGY, INC.	49,117	205,380
24,400	MICRON TECHNOLOGY, INC.(b)	416,096	661,972
167,850	MICROSOFT CORP.	2,496,382	6,823,942
7,428	MOTOROLA SOLUTIONS, INC.	173,254	495,225
13,215	NETAPP, INC.	464,144	468,604
4,800	NEUSTAR, INC., CLASS A(b)	79,848	118,176
22,100	NVIDIA CORP.	325,596	462,442
19,300	ON SEMICONDUCTOR CORP.(b)	199,220	233,723
86,362	ORACLE CORP.	854,710	3,726,520
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	409,024
3,666	PAYCHEX, INC.	10,315	181,889
2,400	PTC, INC.(b)	82,674	86,808
22,130	QUALCOMM, INC.	614,678	1,534,494
4,200	RED HAT, INC.(b)	61,669	318,150
7,600	SALESFORCE.COM, INC.(b)	86,710	507,756
8,700	SANDISK CORP.	316,286	553,494
40,278	SEAGATE TECHNOLOGY PLC	2,141,757	2,095,664
3,700	SERVICENOW, INC.(b)	139,416	291,486
3,500	SKYWORKS SOLUTIONS, INC.	288,121	344,015
1,800	SOLARWINDS, INC.(b)	88,425	92,232
23,919	SYMANTEC CORP.	314,649	558,867
4,400	SYNOPSYS, INC.(b)	172,415	203,808
4,500	TERADATA CORP.(b)	73,317	198,630
9,000	TERADYNE, INC.	122,880	169,650
25,800	TEXAS INSTRUMENTS, INC.	738,520	1,475,373
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	103,005
5,000	TRIMBLE NAVIGATION LTD.(b)	38,162	126,000
3,900	VERIFONE SYSTEMS, INC.(b)	124,641	136,071
1,600	VERINT SYSTEMS, INC.(b)	88,776	99,088
900	VERISIGN, INC.(b)	40,779	60,273
23,200	VISA, INC., CLASS A	395,709	1,517,512
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	107,796
1,500	VMWARE, INC., CLASS A(b)	47,284	123,015
9,100	WESTERN DIGITAL CORP.	423,751	828,191
12,200	WESTERN UNION (THE) CO.	185,969	253,882
3,000	WORKDAY, INC., CLASS A(b)	180,280	253,230
128,361	XEROX CORP.	1,691,761	1,649,439
6,750	XILINX, INC.	47,180	285,525
20,640	YAHOO!, INC.(b)	228,332	917,138
2,700	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	232,759	244,930
		41,624,104	90,810,701	17.04%
Materials:
2,775	AIR PRODUCTS & CHEMICALS, INC.	126,374	419,802
400	AIRGAS, INC.	16,882	42,444
1,300	ALBEMARLE CORP.	29,151	68,692

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Materials (Cont’d):
16,300	ALCOA, INC.	$270,029	210,596
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	48,016
800	APTARGROUP, INC.	27,324	50,816
1,600	ASHLAND, INC.	47,358	203,696
700	AVERY DENNISON CORP.	25,347	37,037
18,036	BALL CORP.	1,036,751	1,274,063
3,000	BEMIS CO., INC.	66,889	138,930
2,300	BERRY PLASTICS GROUP, INC.(b)	79,339	83,237
2,100	CELANESE CORP., CLASS A	107,515	117,306
7,433	CF INDUSTRIES HOLDINGS, INC.	1,988,543	2,108,593
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	46,605
36,770	CROWN HOLDINGS, INC.(b)	1,105,650	1,986,315
1,400	CYTEC INDUSTRIES, INC.	25,564	75,656
2,000	DOMTAR CORP.(c)	52,480	92,440
24,400	DOW CHEMICAL (THE) CO.	752,798	1,170,712
15,225	E.I. DU PONT DE NEMOURS & CO.	485,530	1,088,131
438	EAGLE MATERIALS, INC.	1,727	36,599
4,100	EASTMAN CHEMICAL CO.	137,430	283,966
3,991	ECOLAB, INC.	137,417	456,491
6,196	FREEPORT-MCMORAN, INC.	100,778	117,414
13,800	GRAPHIC PACKAGING HOLDING CO.	203,228	200,652
900	GREIF, INC., CLASS A	27,104	35,343
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	432,384
9,431	INTERNATIONAL PAPER CO.	115,495	523,326
42,211	LYONDELLBASELL INDUSTRIES N.V., CLASS A	3,517,018	3,706,126
700	MARTIN MARIETTA MATERIALS, INC.	27,965	97,860
2,875	MEADWESTVACO CORP.	27,016	143,376
10,115	MONSANTO CO.	47,604	1,138,342
41,957	MOSAIC (THE) CO.	1,970,396	1,932,540
5,844	NUCOR CORP.	99,313	277,765
72,145	OWENS-ILLINOIS, INC.(b)	1,785,952	1,682,422
4,500	PACKAGING CORP. OF AMERICA	213,913	351,855
3,986	PPG INDUSTRIES, INC.	180,558	899,002
6,450	PRAXAIR, INC.	258,706	778,773
2,324	RAYONIER ADVANCED MATERIALS, INC.	26,574	34,628
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	134,376
2,800	ROCK-TENN CO., CLASS A	160,462	180,600
2,000	ROYAL GOLD, INC.	95,050	126,220
6,500	RPM INTERNATIONAL, INC.	72,503	311,935
1,400	SEALED AIR CORP.	24,528	63,784
2,725	SHERWIN-WILLIAMS (THE) CO.	389,781	775,262
3,600	SONOCO PRODUCTS CO.	74,519	163,656
3,234	SOUTHERN COPPER CORP.	38,445	94,368
16,600	STEEL DYNAMICS, INC.	237,025	333,660
1,273	SUNCOKE ENERGY, INC.	8,474	19,019
6,300	UNITED STATES STEEL CORP.	144,120	153,720
3,200	VALSPAR (THE) CORP.	68,240	268,896
2,100	VULCAN MATERIALS CO.	63,441	177,030
2,400	WESTLAKE CHEMICAL CORP.	149,920	172,656
		16,855,716	25,367,133	4.76%
Telecommunication Services:
10,784	AMERICA MOVIL S.A.B. DE C.V., SERIES L ADR(c)(d)	233,658	220,641
115,290	AT&T, INC.	3,053,600	3,764,218
35,337	CENTURYLINK, INC.	1,398,042	1,220,893
43,700	FRONTIER COMMUNICATIONS CORP.	266,741	308,085
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	361,266
44,067	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	1,318,505	1,358,145
2,787	PHILIPPINE LONG DISTANCE TELEPHONE CO. ADR(c)(d)	196,624	174,160
700	SBA COMMUNICATIONS CORP., CLASS A(b)	53,338	81,970
10,940	SPRINT CORP.(b)	26,341	51,856
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	135,332
1,500	T-MOBILE US, INC.(b)	13,875	47,535
36,783	VERIZON COMMUNICATIONS, INC.	1,196,548	1,788,757
		8,026,329	9,512,858	1.78%
Utilities:
9,100	AES CORP.	97,825	116,935

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Utilities (Cont’d):
5,900	AGL RESOURCES, INC.	$214,721	292,935
1,000	ALLIANT ENERGY CORP.	24,835	63,000
4,000	AMEREN CORP.	114,624	168,800
14,700	AMERICAN ELECTRIC POWER CO., INC.	634,102	826,875
32,345	AMERICAN WATER WORKS CO., INC.	787,309	1,753,422
1,735	AQUA AMERICA, INC.	22,973	45,717
8,500	CALPINE CORP.(b)	56,653	194,395
5,800	CENTERPOINT ENERGY, INC.	66,308	118,378
13,300	CMS ENERGY CORP.	259,708	464,303
6,889	CONSOLIDATED EDISON, INC.	343,192	420,229
8,862	DOMINION RESOURCES, INC.	284,452	628,050
4,600	DTE ENERGY CO.	289,481	371,174
10,451	DUKE ENERGY CORP.	369,386	802,428
12,625	EDISON INTERNATIONAL	460,805	788,684
6,264	ENTERGY CORP.	341,680	485,397
4,961	EVERSOURCE ENERGY	125,492	250,630
9,600	EXELON CORP.	350,193	322,656
2,800	GREAT PLAINS ENERGY, INC.	43,498	74,704
1,300	IDACORP, INC.	87,611	81,731
10,500	ITC HOLDINGS CORP.	154,843	393,015
1,500	NATIONAL FUEL GAS CO.	38,322	90,495
4,300	NEXTERA ENERGY, INC.	178,192	447,415
6,900	NISOURCE, INC.	111,901	304,704
9,383	NRG ENERGY, INC.	149,215	236,358
19,410	NRG YIELD, INC., CLASS A	738,957	984,669
4,800	OGE ENERGY CORP.	43,344	151,728
500	ONE GAS, INC.	3,925	21,615
11,100	PG&E CORP.	382,654	589,077
3,500	PINNACLE WEST CAPITAL CORP.	148,582	223,125
4,500	PPL CORP.	115,323	151,470
8,600	PUBLIC SERVICE ENTERPRISE GROUP, INC.	340,279	360,512
40,630	QUESTAR CORP.	658,022	969,432
6,000	SCANA CORP.	242,780	329,940
3,300	SEMPRA ENERGY	170,450	359,766
9,700	SOUTHERN (THE) CO.	207,277	429,516
7,600	TECO ENERGY, INC.	90,842	147,440
9,850	UGI CORP.	246,882	321,012
1,600	VECTREN CORP.	77,182	70,624
5,100	WESTAR ENERGY, INC.	184,169	197,676
4,820	WISCONSIN ENERGY CORP.	46,469	238,590
8,825	XCEL ENERGY, INC.	193,224	307,198
		9,497,682	15,595,820	2.93%
	Sub-total Common Stocks:	278,045,585	521,319,866	97.84%
Master Limited Partnerships:
Energy:
58,615	CONE MIDSTREAM PARTNERS L.P.	1,564,738	1,020,487
43,215	ENTERPRISE PRODUCTS PARTNERS L.P.	892,329	1,423,070
20,135	MAGELLAN MIDSTREAM PARTNERS L.P.	558,900	1,544,556
69,490	PLAINS GP HOLDINGS LP, CLASS A	1,721,903	1,971,431
30,795	VTTI ENERGY PARTNERS L.P.(c)	661,649	764,332
		5,399,519	6,723,876	1.26%
	Sub-total Master Limited Partnerships:	5,399,519	6,723,876	1.26%
Preferred Stocks:
Financials:
19,370	BANCO BRADESCO S.A. ADR(c)(d)	213,687	179,757
		213,687	179,757	0.04%
Telecommunication Services:
18,403	TELEFONICA BRASIL S.A. ADR(c)(d)	349,474	281,382
		349,474	281,382	0.05%
	Sub-total Preferred Stocks	563,161	461,139	0.09%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)	1,624	1,624

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Rights (Cont’d):
Financials:
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT
	VALUE RIGHTS)(b)	$78	78
	Sub-total Rights:	1,702	1,702	0.00%
Short-Term Investments:
4,396,810	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	4,396,810	4,396,810
	Sub-total Short-Term Investments:	4,396,810	4,396,810	0.82%
	Grand total(f)	$288,406,777	532,903,393	100.01%

Notes to Schedule of Investments:

(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of March 31, 2015, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.80% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.23% of net assets as of March 31, 2015.
(e)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,357,430 with net sales of $5,960,620 during the three months ended March 31, 2015.

(f)
At March 31, 2015, the cost for Federal income tax purposes was $288,019,082. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$249,404,774
Gross unrealized depreciation	(4,520,463)
Net unrealized appreciation	$244,884,311

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

Fair value is an estimate of the price the Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, which are carried at fair value as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$521,319,866	$—	$—	$521,319,866
Master Limited Partnerships	6,723,876	—	—	6,723,876
Preferred Stocks	461,139	—	—	461,139
Rights	—	—	1,702	1,702
Short-Term Investments	4,396,810	—	—	4,396,810
Total	$532,901,691	$—	$1,702	$532,903,393

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, rights and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity, master limited partnerships, and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. At March 31, 2015, trading of two rights was suspended pending corporate actions and these rights were valued at period end using the applicable company’s internally determined prices which also factored in the terms of the applicable corporate action and third party valuations.

The Core Equity Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2015, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2015

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Rights
	Consumer Staples	Financials	Total
Balance as of 12/31/14	$—	$—	$—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—
Purchases	1,624	78	1,702
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 3/31/15	$1,624	$78	$1,702
Net increase (decrease) in unrealized appreciation (depreciation)(1)	$—	$—	$—

(1)         The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2015.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at March 31, 2015.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
March 31, 2015

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Common Stocks:
Consumer Discretionary:
8,492	ARCTIC CAT, INC.	$261,703	308,429
186,959	BLACK DIAMOND, INC.(b)	1,523,810	1,766,763
32,900	BLOOMIN’ BRANDS, INC.	757,789	800,457
57,264	BRAVO BRIO RESTAURANT GROUP, INC.(b)	797,530	841,208
22,988	CARRIAGE SERVICES, INC.	417,803	548,724
775	CHEROKEE, INC.	14,122	15,097
4,924	CHUY’S HOLDINGS, INC.(b)	110,543	110,938
5,697	CSS INDUSTRIES, INC.	163,303	171,765
35,700	CST BRANDS, INC.	1,075,898	1,564,731
87,404	DANA HOLDING CORP.	2,018,674	1,849,469
144,500	DENNY’S CORP.(b)	558,365	1,647,300
56,251	DGSE COS., INC.(b)	122,098	85,502
21,814	DIVERSIFIED RESTAURANT HOLDINGS, INC.(b)	108,586	91,619
46,900	EW SCRIPPS (THE) CO., CLASS A	940,800	1,333,836
82,712	EXPRESS, INC.(b)	1,322,720	1,367,229
68,600	FEDERAL-MOGUL HOLDINGS CORP.(b)	1,232,520	913,066
43,697	FTD COS., INC.(b)	1,421,482	1,308,288
2,987	GOOD TIMES RESTAURANTS, INC.(b)	17,633	21,477
21,082	HELEN OF TROY LTD.(b)(c)	1,633,811	1,717,972
30,000	HOUGHTON MIFFLIN HARCOURT CO.(b)	635,954	704,400
116,656	IROBOT CORP.(b)	3,733,051	3,806,485
75,613	JAMBA, INC.(b)	1,087,962	1,112,267
42,349	KATE SPADE & CO.(b)	1,366,274	1,414,033
155,639	LIFELOCK, INC.(b)	1,929,098	2,196,066
42,434	LITHIA MOTORS, INC., CLASS A	2,731,512	4,218,364
1,662	LUBY’S, INC.(b)	8,473	8,626
20,000	MARRIOTT VACATIONS WORLDWIDE CORP.	457,786	1,621,000
6,325	NOODLES & CO.(b)	117,914	110,308
22,766	OUTERWALL, INC.	1,616,814	1,505,288
31,500	PENSKE AUTOMOTIVE GROUP, INC.	609,815	1,621,935
12,637	PEP BOYS-MANNY MOE & JACK (THE)(b)	111,964	121,568
11,723	PERRY ELLIS INTERNATIONAL, INC.(b)	271,264	271,505
74,393	PINNACLE ENTERTAINMENT, INC.(b)	1,621,164	2,684,843
28,247	ROCKY BRANDS, INC.	288,897	610,135
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,477,910
16,923	SHILOH INDUSTRIES, INC.(b)	293,941	237,599
10,010	SHOE CARNIVAL, INC.	232,241	294,694
53,345	SHUTTERFLY, INC.(b)	2,498,040	2,413,328
41,700	STARZ, CLASS A(b)	778,590	1,434,897
35,470	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	687,443	671,447
121,362	TILE SHOP HOLDINGS, INC.(b)	1,395,732	1,469,694
33,000	TIME, INC.	789,414	740,520
7,884	TRAVELCENTERS OF AMERICA LLC(b)	71,311	137,497
75,100	TRI POINTE HOMES, INC.(b)	1,269,144	1,158,793
12,136	UNIFI, INC.(b)	331,792	437,988
38,214	US AUTO PARTS NETWORK, INC.(b)	105,586	82,924
14,000	VAIL RESORTS, INC.	514,183	1,447,880
3,728	VINCE HOLDING CORP.(b)	63,967	69,154
10,000	VISTA OUTDOOR, INC.(b)	421,209	428,200
18,758	WINNEBAGO INDUSTRIES, INC.	471,610	398,795
		41,377,592	51,372,013	15.28%
Consumer Staples:
36,506	CAL-MAINE FOODS, INC.	1,346,010	1,425,924
24,536	CASEY’S GENERAL STORES, INC.	1,701,588	2,210,694
26,857	DIAMOND FOODS, INC.(b)	722,620	874,733
56,350	FLOWERS FOODS, INC.	466,378	1,281,399
72,514	FRESH MARKET (THE), INC.(b)	2,660,316	2,946,969
16,514	JOHN B. SANFILIPPO & SON, INC.	601,578	711,753
10,307	LIBERATOR MEDICAL HOLDINGS, INC.	35,236	36,075
34,337	MEDIFAST, INC.(b)	1,035,543	1,029,080
26,214	PRIMO WATER CORP.(b)	81,667	137,099
71,376	S&W SEED CO.(b)	315,115	329,757
7,087	SENECA FOODS CORP., CLASS A(b)	154,404	211,263
25,169	SPARTANNASH CO.	568,430	794,334
42,245	SPECTRUM BRANDS HOLDINGS, INC.	1,425,348	3,783,462
		11,114,233	15,772,542	4.69%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Energy:
61,397	ALON USA ENERGY, INC.	$838,343	1,017,348
25,500	BONANZA CREEK ENERGY, INC.(b)	667,662	628,830
38,660	CARRIZO OIL & GAS, INC.(b)	980,945	1,919,469
28,202	STEEL EXCEL, INC.(b)	816,240	606,343
137,269	SYNERGY RESOURCES CORP.(b)	1,518,052	1,626,638
		4,821,242	5,798,628	1.72%
Financials:
56,100	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,154,324	1,634,193
36,814	AMERICAN NATIONAL BANKSHARES, INC.	800,768	831,260
43,462	AMTRUST FINANCIAL SERVICES, INC.	1,162,098	2,476,682
18,211	ASHFORD HOSPITALITY PRIME, INC.	287,363	305,398
159,761	ASHFORD HOSPITALITY TRUST, INC.	1,661,157	1,536,901
16,537	ATLAS FINANCIAL HOLDINGS, INC.(b)	206,713	292,209
38,900	BANCORPSOUTH, INC.	753,702	903,258
61,620	BANKUNITED, INC.	1,820,249	2,017,439
15,556	BBX CAPITAL CORP., CLASS A(b)	273,436	289,342
20,784	BERKSHIRE HILLS BANCORP, INC.	471,440	575,717
21,056	BLUE HILLS BANCORP, INC.(b)	274,937	278,360
24,649	BNC BANCORP	413,342	446,147
66,244	BROOKLINE BANCORP, INC.	562,140	665,752
15,893	BSB BANCORP, INC.(b)	247,593	314,364
25,056	CAMPUS CREST COMMUNITIES, INC.	196,489	179,401
39,799	CAPE BANCORP, INC.	369,192	380,478
62,600	CAPITOL FEDERAL FINANCIAL, INC.	784,610	782,500
21,300	CBOE HOLDINGS, INC.	501,811	1,222,727
64,154	CHESAPEAKE LODGING TRUST	1,045,330	2,170,330
33,294	CHEVIOT FINANCIAL CORP.	369,047	517,389
9,205	CHICOPEE BANCORP, INC.	148,166	155,380
8,669	CITIZENS & NORTHERN CORP.	170,029	174,940
11,914	CNB FINANCIAL CORP.	199,750	202,776
10,116	COMMUNITY TRUST BANCORP, INC.	330,039	335,447
22,957	CONNECTONE BANCORP, INC.	415,515	446,743
44,830	CORPORATE OFFICE PROPERTIES TRUST	1,333,581	1,317,105
23,868	CORRECTIONS CORP. OF AMERICA	726,241	960,926
111,816	COUSINS PROPERTIES, INC.	1,130,681	1,185,250
19,911	DONEGAL GROUP, INC., CLASS A	316,178	313,001
19,305	EMC INSURANCE GROUP, INC.	461,114	652,509
5,599	EVANS BANCORP, INC.	115,674	138,855
28,869	FARMERS NATIONAL BANC CORP.	184,999	236,437
25,385	FINANCIAL INSTITUTIONS, INC.	451,150	582,078
35,000	FIRST AMERICAN FINANCIAL CORP.	483,735	1,248,800
7,462	FIRST COMMUNITY BANCSHARES, INC.	109,567	130,809
18,548	FIRST FINANCIAL CORP.	559,232	665,688
101,587	FIRSTMERIT CORP.	1,519,327	1,936,248
20,535	FLUSHING FINANCIAL CORP.	326,021	412,137
46,300	FORESTAR GROUP, INC.(b)	769,985	730,151
35,200	GAMING AND LEISURE PROPERTIES, INC.	1,250,116	1,297,824
9,356	GERMAN AMERICAN BANCORP, INC.	258,265	275,347
47,258	GETTY REALTY CORP.	844,541	860,096
11,101	GRAMERCY PROPERTY TRUST, INC.	272,057	311,598
13,058	HAMPDEN BANCORP, INC.	210,199	288,974
86,963	HANMI FINANCIAL CORP.	1,880,828	1,839,267
24,100	HANOVER INSURANCE GROUP (THE), INC.	1,337,061	1,749,178
56,225	HERITAGE FINANCIAL CORP.	764,333	955,825
15,912	HERITAGE FINANCIAL GROUP, INC.	221,781	433,284
273,874	HERSHA HOSPITALITY TRUST	1,834,320	1,771,965
23,638	HORACE MANN EDUCATORS CORP.	480,878	808,420
18,100	IBERIABANK CORP.	853,747	1,140,843
134,510	INVESTORS BANCORP, INC.	726,922	1,576,457
7,838	KANSAS CITY LIFE INSURANCE CO.	307,791	359,999
82,098	KITE REALTY GROUP TRUST	2,065,033	2,312,701
48,700	LEGACYTEXAS FINANCIAL GROUP, INC.	618,187	1,106,951
10,863	LNB BANCORP, INC.	192,785	193,796
42,525	MARCUS & MILLICHAP, INC.(b)	1,394,322	1,593,837
162,716	MEDICAL PROPERTIES TRUST, INC.	1,836,636	2,398,434
116,367	NATIONAL BANK HOLDINGS CORP., CLASS A	2,208,809	2,188,863
97,495	NEW MOUNTAIN FINANCE CORP.	1,473,149	1,423,427
115,359	ORITANI FINANCIAL CORP.	1,580,024	1,678,473

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Financials (Cont’d):
37,324	PACIFIC CONTINENTAL CORP.	$406,805	493,423
34,696	PACIFIC MERCANTILE BANCORP(b)	219,067	251,199
58,388	PACWEST BANCORP	1,653,499	2,737,813
20,445	PARK STERLING CORP.	128,157	145,160
8,961	PEOPLES BANCORP, INC.	184,760	211,838
14,589	PHOENIX (THE) COS., INC.(b)	783,956	729,304
133,077	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	989,010	1,439,893
72,700	PROVIDENT FINANCIAL SERVICES, INC.	1,313,447	1,355,855
29,690	RYMAN HOSPITALITY PROPERTIES, INC.	701,230	1,808,418
35,200	SABRA HEALTH CARE REIT, INC.	560,494	1,166,880
4,971	SANDY SPRING BANCORP, INC.	115,606	130,389
29,297	SI FINANCIAL GROUP, INC.	292,666	355,666
111,700	SLM CORP.(b)	992,940	1,036,576
88,240	SPIRIT REALTY CAPITAL, INC.	669,749	1,065,939
13,525	STATE BANK FINANCIAL CORP.	214,643	284,025
32,927	STERLING BANCORP	316,856	441,551
4,885	STOCK YARDS BANCORP, INC.	134,954	168,191
25,851	STONEGATE BANK	711,431	780,442
34,800	SYNOVUS FINANCIAL CORP.	841,162	974,748
17,000	TEXAS CAPITAL BANCSHARES, INC.(b)	836,796	827,050
21,802	TOWNEBANK	217,748	350,576
23,400	UMB FINANCIAL CORP.	1,237,898	1,237,626
144,682	UMPQUA HOLDINGS CORP.	1,872,772	2,485,637
34,400	UNION BANKSHARES CORP.	802,320	764,024
58,400	UNITED FINANCIAL BANCORP, INC.	591,069	725,912
11,659	UNITED FIRE GROUP, INC.	308,798	370,406
25,755	UNIVEST CORP. OF PENNSYLVANIA	445,697	509,691
11,400	URBAN EDGE PROPERTIES	271,776	270,180
9,113	URSTADT BIDDLE PROPERTIES, INC., CLASS A	149,210	210,146
98,241	WALKER & DUNLOP, INC.(b)	1,385,791	1,741,813
27,800	WINTRUST FINANCIAL CORP.	1,006,799	1,325,504
		66,075,615	82,606,561	24.56%
Health Care:
84,451	ACCURAY, INC.(b)	630,834	785,394
34,161	ACETO CORP.	667,189	751,542
44,883	AIR METHODS CORP.(b)	1,913,944	2,091,099
5,619	ALBANY MOLECULAR RESEARCH, INC.(b)	93,364	98,894
105,799	ALERE, INC.(b)	3,536,399	5,173,571
3,646	AMAG PHARMACEUTICALS, INC.(b)	149,626	199,290
12,405	AMN HEALTHCARE SERVICES, INC.(b)	158,995	286,183
22,883	ANALOGIC CORP.	1,701,340	2,080,065
1,485	ANIKA THERAPEUTICS, INC.(b)	52,276	61,138
4,923	ATRICURE, INC.(b)	74,254	100,872
6,374	BIO-REFERENCE LABORATORIES, INC.(b)	166,249	224,620
16,928	CRYOLIFE, INC.	161,766	175,543
21,229	CYNOSURE, INC., CLASS A(b)	524,482	651,094
71,517	EMERGENT BIOSOLUTIONS, INC.(b)	1,602,767	2,056,829
99,372	EXAMWORKS GROUP, INC.(b)	3,106,394	4,135,863
152,696	FLAMEL TECHNOLOGIES S.A. ADR(b)(c)(d)	2,100,502	2,745,474
70,349	GLOBUS MEDICAL, INC., CLASS A(b)	1,131,997	1,775,609
41,402	HEALTHSOUTH CORP.	856,956	1,836,593
2,811	HEALTHSTREAM, INC.(b)	74,590	70,837
111,872	HEALTHWAYS, INC.(b)	1,499,464	2,203,878
58,948	HMS HOLDINGS CORP.(b)	910,487	910,747
98,646	HORIZON PHARMA PLC(b)	1,751,140	2,561,837
43,432	ICON PLC(b)(c)	1,975,644	3,063,259
33,075	IGI LABORATORIES, INC.(b)	291,608	269,892
4,209	INVACARE CORP.	72,841	81,697
2,856	LANDAUER, INC.	96,756	100,360
15,043	LEMAITRE VASCULAR, INC.	105,145	126,060
2,314	LHC GROUP, INC.(b)	47,138	76,431
70,054	MEDASSETS, INC.(b)	1,346,391	1,318,416
72,893	MERGE HEALTHCARE, INC.(b)	199,201	325,832
17,866	NATUS MEDICAL, INC.(b)	273,860	705,171
31,962	PAREXEL INTERNATIONAL CORP.(b)	1,770,419	2,205,058
7,006	PERNIX THERAPEUTICS HOLDINGS, INC.(b)	57,694	74,894
34,639	PHARMERICA CORP.(b)	665,176	976,473
44,873	PSYCHEMEDICS CORP.	551,048	744,892

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Health Care (Cont’d):
3,530	SPAN-AMERICA MEDICAL SYSTEMS, INC.	$64,206	68,270
11,458	SYMMETRY SURGICAL, INC.(b)	75,511	83,987
9,555	U.S. PHYSICAL THERAPY, INC.	332,578	453,863
32,867	WEST PHARMACEUTICAL SERVICES, INC.	611,652	1,978,922
28,500	WRIGHT MEDICAL GROUP, INC.(b)	821,617	735,300
		32,223,500	44,365,749	13.19%
Industrials:
70,045	A.O. SMITH CORP.	1,540,914	4,599,155
24,534	ACTUANT CORP., CLASS A	416,879	582,437
35,200	AIR LEASE CORP.	776,980	1,328,448
1,210	AIR T, INC.(b)	23,643	29,754
6,839	ALLEGIANT TRAVEL CO.	695,104	1,315,071
16,047	ALTRA INDUSTRIAL MOTION CORP.	435,748	443,539
91,228	API TECHNOLOGIES CORP.(b)	242,469	188,842
20,761	ASTRONICS CORP.(b)	929,746	1,530,086
16,706	AZZ, INC.	705,525	778,333
49,981	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	226,506	274,896
10,919	CELADON GROUP, INC.	217,378	297,215
12,423	CHART INDUSTRIES, INC.(b)	384,689	435,737
36,407	CLARCOR, INC.	2,124,673	2,405,047
19,540	COMFORT SYSTEMS USA, INC.	257,152	411,122
9,503	COMMERCIAL VEHICLE GROUP, INC.(b)	67,215	61,199
76,882	ECHO GLOBAL LOGISTICS, INC.(b)	1,721,363	2,095,803
617	ENCORE WIRE CORP.	22,835	23,372
21,849	ENNIS, INC.	300,460	308,508
20,000	ENPRO INDUSTRIES, INC.	569,233	1,319,000
36,284	ESCO TECHNOLOGIES, INC.	1,267,444	1,414,350
29,700	FORTUNE BRANDS HOME & SECURITY, INC.	588,009	1,410,156
65,543	GENCORP, INC.(b)	1,071,185	1,519,942
77,726	GENERAC HOLDINGS, INC.(b)	2,876,765	3,784,479
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	1,253,720
10,212	GIBRALTAR INDUSTRIES, INC.(b)	167,670	167,579
15,556	GRAHAM CORP.	335,771	372,877
40,300	HARSCO CORP.	1,056,914	695,578
41,700	HILLENBRAND, INC.	1,231,301	1,287,279
32,400	ITT CORP.	644,275	1,293,084
24,755	JASON INDUSTRIES, INC.(b)	247,715	175,265
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	1,607,400
19,000	LB FOSTER CO., CLASS A	424,937	902,120
44,183	LSI INDUSTRIES, INC.	347,006	360,092
14,211	MIDDLEBY (THE) CORP.(b)	210,803	1,458,759
10,065	NN, INC.	238,210	252,430
77,722	ON ASSIGNMENT, INC.(b)	2,300,220	2,982,193
17,745	QUANEX BUILDING PRODUCTS CORP.	330,594	350,286
27,712	REGAL-BELOIT CORP.	1,759,203	2,214,743
97,712	REXNORD CORP.(b)	2,357,545	2,607,933
52,800	RITCHIE BROS. AUCTIONEERS, INC.(c)	1,177,399	1,316,832
41,571	SPARTON CORP.(b)	1,027,073	1,018,490
6,353	SUPREME INDUSTRIES, INC., CLASS A	36,284	49,744
12,017	TELEDYNE TECHNOLOGIES, INC.(b)	368,821	1,282,574
46,989	TRIMAS CORP.(b)	1,437,779	1,446,791
25,693	TRIUMPH GROUP, INC.	1,632,536	1,534,386
56,038	VERSAR, INC.(b)	193,786	175,399
28,788	VIAD CORP.	703,339	800,882
32,763	WOODWARD, INC.	1,146,623	1,671,241
		37,763,581	53,834,168	16.01%
Information Technology:
13,778	ASURE SOFTWARE, INC.(b)	81,915	79,361
3,627	CALAMP CORP.(b)	63,243	58,721
113,774	CALLIDUS SOFTWARE, INC.(b)	1,231,128	1,442,654
4,226	CHECKPOINT SYSTEMS, INC.	45,531	45,725
47,204	COGNEX CORP.(b)	974,737	2,340,846
8,341	COMTECH TELECOMMUNICATIONS CORP.	271,380	241,472
3,701	CONTROL4 CORP.(b)	46,036	44,338
44,111	DEALERTRACK TECHNOLOGIES, INC.(b)	1,826,636	1,699,156
23,200	DIEBOLD, INC.	786,024	822,672

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
43,194	DSP GROUP, INC.(b)	$449,857	517,464
78,987	ELECTRONICS FOR IMAGING, INC.(b)	3,270,496	3,297,707
34,244	EPIQ SYSTEMS, INC.	568,241	613,995
50,745	EURONET WORLDWIDE, INC.(b)	2,082,913	2,981,269
15,412	EVOLVING SYSTEMS, INC.	124,907	134,239
30,980	EXAR CORP.(b)	203,637	311,349
80,600	FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.(b)	1,020,949	1,465,308
68,934	FRANKLIN WIRELESS CORP.(b)	125,914	120,634
36,809	FREQUENCY ELECTRONICS, INC.(b)	361,015	513,486
86,511	GLOBALSCAPE, INC.	228,145	295,868
26,184	HACKETT GROUP (THE), INC.	96,825	234,085
29,363	HARMONIC, INC.(b)	162,635	217,580
30,817	IGATE CORP.(b)	1,012,609	1,314,653
22,367	INFORMATICA CORP.(b)	675,743	980,905
12,752	INTEGRATED SILICON SOLUTION, INC.	147,055	228,133
61,200	INTERNAP CORP.(b)	475,639	626,076
33,519	INTEST CORP.(b)	126,414	137,093
45,574	IPG PHOTONICS CORP.(b)	2,689,398	4,224,710
30,550	ITERIS, INC.(b)	59,851	55,601
39,000	KNOWLES CORP.(b)	1,186,746	751,530
5,197	KVH INDUSTRIES, INC.(b)	46,594	78,579
38,579	LATTICE SEMICONDUCTOR CORP.(b)	250,620	244,591
44,627	LIONBRIDGE TECHNOLOGIES, INC.(b)	197,813	255,266
36,286	MARCHEX, INC., CLASS B	146,952	148,047
39,778	MATTSON TECHNOLOGY, INC.(b)	111,894	156,725
25,944	MAXLINEAR, INC., CLASS A(b)	191,073	210,925
27,795	MERCURY SYSTEMS, INC.(b)	315,089	432,212
51,838	METHODE ELECTRONICS, INC.	1,832,512	2,438,460
96,800	MITEL NETWORKS CORP.(b)(c)	970,698	984,456
76,177	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	264,551	293,281
69,257	PC-TEL, INC.	543,958	554,056
5,640	PERFICIENT, INC.(b)	101,515	116,692
26,867	PLANET PAYMENT, INC.(b)	62,891	51,047
49,394	PLEXUS CORP.(b)	1,521,821	2,013,793
29,613	QUANTUM CORP.(b)	34,742	47,381
40,276	RADWARE LTD.(b)(c)	805,843	842,171
34,353	RMG NETWORKS HOLDING CORP.(b)	42,642	43,285
37,314	ROGERS CORP.(b)	2,325,711	3,067,584
13,060	SCIQUEST, INC.(b)	199,956	221,106
18,059	SELECTICA, INC.(b)	82,422	117,383
21,098	SERVICESOURCE INTERNATIONAL, INC.(b)	87,571	65,404
62,259	SHORETEL, INC.(b)	446,678	424,606
7,117	SILICON GRAPHICS INTERNATIONAL CORP.(b)	65,202	61,847
186,135	SUPPORT.COM, INC.(b)	693,672	290,371
25,631	SYKES ENTERPRISES, INC.(b)	417,764	636,930
63,858	SYNCHRONOSS TECHNOLOGIES, INC.(b)	2,375,554	3,030,701
48,137	SYNNEX CORP.	2,389,807	3,718,583
28,777	ULTRA CLEAN HOLDINGS, INC.(b)	214,814	205,756
8,239	UNISYS CORP.(b)	185,946	191,227
20,400	VERINT SYSTEMS, INC.(b)	720,670	1,263,372
12,000	WEX, INC.(b)	318,886	1,288,320
131,386	ZIX CORP.(b)	372,554	516,347
		38,734,034	49,807,134	14.81%
Materials:
41,867	A. SCHULMAN, INC.	1,426,602	2,017,989
51,121	BERRY PLASTICS GROUP, INC.(b)	1,174,494	1,850,069
49,600	CHEMTURA CORP.(b)	863,595	1,353,584
22,937	CORE MOLDING TECHNOLOGIES, INC.(b)	203,503	393,370
10,700	DELTIC TIMBER CORP.	504,016	708,875
94,728	FERRO CORP.(b)	598,881	1,188,836
26,992	HANDY & HARMAN LTD.(b)	332,543	1,108,291
3,381	INNOSPEC, INC.	113,043	156,845
11,600	KAISER ALUMINUM CORP.	883,670	891,924
46,800	KAPSTONE PAPER AND PACKAGING CORP.	1,313,978	1,536,912
26,440	KOPPERS HOLDINGS, INC.	505,739	520,339
3,801	NEENAH PAPER, INC.	107,136	237,715
22,756	OMNOVA SOLUTIONS, INC.(b)	197,081	194,109

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Materials (Cont’d):
57,728	POLYONE CORP.	$2,031,184	2,156,141
3,507	RAYONIER ADVANCED MATERIALS, INC.	60,168	52,254
349,486	RENTECH, INC.(b)	431,911	391,424
18,500	SENSIENT TECHNOLOGIES CORP.	1,007,928	1,274,280
3,929	SYNALLOY CORP.	53,596	57,206
13,650	TRECORA RESOURCES(b)	172,947	166,530
68,918	TRONOX LTD., CLASS A	1,645,450	1,401,103
25,335	US ANTIMONY CORP.(b)	30,506	17,228
		13,657,971	17,675,024	5.26%
Utilities:
32,434	ALLETE, INC.	1,139,994	1,711,218
26,369	DELTA NATURAL GAS CO., INC.	542,975	512,877
25,229	LACLEDE GROUP (THE), INC.	1,240,263	1,292,229
22,192	MIDDLESEX WATER CO.	421,640	505,090
16,500	NORTHWESTERN CORP.	856,668	887,535
24,600	ONE GAS, INC.	880,972	1,063,458
17,100	PNM RESOURCES, INC.	355,526	499,320
18,302	PURE CYCLE CORP.(b)	101,991	92,242
19,701	SJW CORP.	540,193	608,958
14,200	SOUTH JERSEY INDUSTRIES, INC.	838,996	770,776
8,201	UNITIL CORP.	216,443	285,149
18,543	YORK WATER (THE) CO.	367,947	450,224
		7,503,608	8,679,076	2.58%

	Sub-total Common Stocks:	253,271,376	329,910,895	98.10%
Short-Term Investments:
5,311,447	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	5,311,447	5,311,447
	Sub-total Short-Term Investments:	5,311,447	5,311,447	1.58%
	Grand total(f)	$258,582,823	335,222,342	99.68%

Notes to Schedule of Investments:

(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of March 31, 2015, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.17% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.82% of net assets as of March 31, 2015.
(e)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $11,049,724 with net sales of $5,738,277 during the three months ended March 31, 2015.

(f)
At March 31, 2015, the cost for Federal income tax purposes was $258,839,634. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$80,619,166
Gross unrealized depreciation	(4,236,458)
Net unrealized appreciation	$76,382,708

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

Fair value is an estimate of the price the Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Small Companies Fund’s investments, which are carried at fair value, as of March 31, 2015.

	Level 1	Level 2	Level 3	Total

Common Stocks	$329,910,895	$—	$—	$329,910,895
Short-Term Investments	5,311,447	—	—	5,311,447
Total	$335,222,342	$—	$—	$335,222,342

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2015, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2015

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LNG-TM MUN ADV			$2,360,733	2,615,124
22,000	BLACKROCK MUN INCOMSCI BR			300,540	322,520
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,145,696
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	787,875
25,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			342,832	346,436
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	126,024
67,229	BLACKROCK MUNIYIELD INVES			854,076	1,040,033
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	768,798
86,800	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II INC			1,045,017	1,129,268
76,179	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,014,103	1,074,886
53,800	BLACKROCK MUNIYIELD PENNS			760,973	780,638
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,367,444
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,682,302
24,027	BLACKROCK MUNIYIELD QUALITY FUND INC			331,620	369,535
193,098	DEUTSCHE MUNICIPAL INCOME			2,097,006	2,705,303
33,000	DREYFUS STRAT MUN COM USD			301,450	276,870
43,668	DREYFUS STRATEGIC MUNI BD			359,770	353,274
26,547	EATON VANCE CALI MUN BOND			294,879	344,580
178,050	INVESCO ADV MUN INC TR II			1,985,371	2,092,088
113,205	INVESCO MUNICIPAL OPP TR			1,410,252	1,467,137
66,122	INVESCO QUALITY MUNI INC			750,670	830,492
15,000	INVESCO TST. FOR INV. GRA			201,112	201,750
50,248	MANAGED DURATION INVESTME			635,196	682,368
39,100	MFC NUVEEN INSD MUN			588,519	573,988
15,963	NUVEEN MI QUALITY INCOME			214,604	221,886
52,779	NUVEEN PENN INV QUAL MUNI			723,142	733,628
30,200	NUVEEN PREMIER MUNI INC F			409,657	419,780
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,387,281
22,077	WESTERN ASSET MUNICIPAL P			276,995	343,518
	Sub-total Closed-End Funds			26,669,648	29,190,522	5.70%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,133,497	1,809,758
1,200,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,187,782	1,193,940
790,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	790,000	834,177
450,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	343,307	452,232
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,156,851	1,262,150
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,417	771,150
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,381	520,070
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	96,250
830,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	830,000	895,362
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,027,094	1,163,970
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	377,895	812,310
843,318	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	821,778	954,054
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	987,702	1,009,880
1,940,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,896,599	2,160,229
500,000	ARLINGTON TX HGR EDU FIN CORPEDU REVENUE	3/1/2024	5.88	500,000	514,115
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	502,670
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2045	5.75	495,018	499,970
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	521,868	566,405
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	515,234	609,320

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	$1,388,724	1,563,000
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	983,157	1,044,970
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,185,000	1,381,719
1,000,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	1,000,000	984,810
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,135,815	2,183,860
1,000,000	BIRMINGHAM AL BAPTIST MED CTRS SPL CARE FACS FING AUTH REVEN	11/15/2030	5.00	1,005,022	1,005,120
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	507,547	563,085
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	721,839	813,218
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	299,990
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	299,990
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	502,354	555,785
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,066,005	1,261,710
600,000	BURLINGTON CNTY NJ BRIDGE COMMISSION ECON DEV REVENUE	1/1/2038	5.63	604,160	621,156
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.88	390,000	322,542
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	124,028	1,234
351,527	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	347,373	3,515
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	507,205	594,645
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	932,512	1,044,690
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	503,134	586,150
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,128,627	1,751,100
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	836,401	1,011,050
700,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	700,000	801,689
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,470,098
400,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	400,000	435,288
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	609,273	936,240
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	984,927	1,118,390
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,022,043	1,137,610
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,880	569,085
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,027,992	1,187,860
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	480,282	599,403
250,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	240,596	250,448
500,000	CHICAGO IL BRD OF EDU	12/1/2017	5.00	502,842	502,030
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,486	1,130,150
200,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	200,000	200,408

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
460,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	$457,074	486,735
1,500,000	CLOVIS CA UNIF SCH DIST(b)	8/1/2030	3.76	595,101	795,075
40,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	39,990	40,136
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,154	907,200
1,000,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,002,310
750,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	880,155
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,463,575	1,670,985
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	995,495
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	977,481	1,109,360
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,099	1,092,340
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	987,767	1,180,020
430,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	430,000	459,593
515,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	515,000	532,366
620,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	620,022	643,200
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	601,368	849,090
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,052,880
870,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	865,889	918,633
85,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	85,000	88,204
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,528,755
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	1,000,000	1,038,500
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,009,990
2,485,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,485,000	2,570,459
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,914,150
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	726,941	1,334,774
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	127,406
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	506,925	555,070
515,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	507,028	516,782
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	511,355	530,210
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,011,008	1,161,730
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,026,018	2,277,680

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	$1,010,135	1,149,180
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,028,021	1,169,330
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	490,355	548,760
500,000	DECATUR IL	3/1/2034	5.00	518,171	554,580
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	3.83	467,916	505,710
305,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	305,000	324,105
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,052	518,665
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	557,845
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,059,360
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,069,430
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,060,080
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	3.18	890,707	1,020,900
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,535,115
735,000	EAST POINT GA	2/1/2026	8.00	735,000	737,043
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,024,826	2,211,279
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,379	874,868
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,084,741	1,270,050
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	559,235	961,880
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	673,958	1,066,331
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,069,830
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	531,155
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(e)	3/1/2036	5.13	238,000	59,517
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,009,311	1,130,820
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	236,880
1,000,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	1,000,000	1,094,040
675,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	636,437	677,194
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	12/15/2025	6.38	1,000,000	1,067,940
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	989,807	1,011,870
350,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	350,812	366,894
65,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	65,000	68,126
1,125,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,127,723	1,188,551
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.50	1,000,000	980,740
980,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	980,000	1,018,524
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,472,850
750,000	FOSSIL RIDGE CO MET DIST #3	12/1/2044	5.00	787,673	792,322
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	1,000,687	1,111,623

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	$982,490	1,146,170
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	509,457	576,270
1,586,920	GALVESTON COUNTY MUNICIPAL UTILITY DISTRICT	2/24/2016	5.49	1,586,920	1,190,174
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,979	562,240
355,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	349,469	406,997
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,544,065
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,052,940
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	3.55	1,000,000	1,005,420
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,007,149	996,650
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,949,789	1,962,792
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	3.82	868,976	1,044,800
750,000	GOLDEN ST TOBACCO SECURITIZATION CORP CA TOBACCO SETTLEMENT	6/1/2035	4.00	772,065	770,175
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	900,523	1,174,350
1,000,000	HABITAT FL CDD CAPITAL IMPT REVENUE	5/1/2031	3.50	991,449	967,640
1,165,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,136,282	1,322,916
910,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	911,990	922,085
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,001,095	1,012,230
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,388,900
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	753,368	1,255,695
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,346,811	2,536,660
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	625,932	1,005,590
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	756,618	851,865
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,125,400
850,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	850,000	867,144
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,032,298	1,165,570
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,502	534,105
1,000,000	HILLSBORO OR HOSP FAC AUTH	10/1/2031	5.38	1,000,000	1,012,360
61,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	63,074	61,166
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,545,889	1,727,205
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	503,940

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	$750,000	816,172
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	741,683	808,095
105,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	106,447	110,178
70,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	70,000	72,840
1,000,000	ILLINOIS ST	2/1/2031	5.25	1,039,383	1,087,540
500,000	ILLINOIS ST	7/1/2033	5.50	498,851	559,685
700,000	ILLINOIS ST COPS	7/1/2017	5.80	700,000	701,449
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,012,400
1,500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	1,456,139	1,531,395
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	567,790
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	684,170	707,447
750,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2025	6.00	757,032	754,912
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	613,840	622,578
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	507,291	534,125
465,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	467,658	506,529
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,066,544	1,117,210
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	756,347	767,992
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	570,852	586,821
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,039	563,675
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(f)	10/1/2027	6.13	730,795	35,250
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(f)	10/1/2037	6.25	484,210	23,500
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	991,060	1,133,660
600,000	ILLINOIS ST HSG DEV AUTH	7/1/2029	3.40	600,000	600,924
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,077,800
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	466,958	503,120
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,629,872	1,713,870
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	0.84	978,942	1,240,690
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	491,898	566,190
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,063,066	3,515,550
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,013	548,105
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	986,646	1,146,950
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,059,858	1,092,050
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	548,670	566,215
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	986,801	1,142,240
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	442,980	591,267
6,118,187	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	5,900,937	6,267,287
90,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	88,311	97,080
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	4.10	655,968	633,920
330,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	343,564	343,150
110,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	115,384	115,353
390,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	386,436	389,630
1,090,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,090,000	1,162,965
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,060,850
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	521,230

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	$984,577	1,041,990
1,850,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,825,699	1,867,038
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	834,525
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	586,460
2,325,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,270,370	2,664,218
1,175,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,166,113	1,076,688
372,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	380,132	380,024
1,900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,882,933	2,356,855
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	872,775
500,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2025	4.25	498,764	494,330
1,000,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,035,040
600,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2035	4.88	598,506	588,750
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,984,720	2,306,800
245,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.19	245,000	200,190
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	740,886	759,465
480,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	480,000	517,517
500,000	LEXINGTON VA INDL DEV AUTH RSDL CARE FAC REVENUE	1/1/2028	5.38	503,077	512,840
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2015	6.38	180,000	99,000
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	554,580	405,114
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2036	5.25	1,005,522	292,000
500,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	500,000	514,295
800,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	783,351	817,056
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,019,896	1,157,150
420,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	420,000	447,502
90,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	92,382	94,280
445,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	452,588	461,122
170,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	175,305	184,251
365,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	365,000	291,996
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,019,574	1,024,380
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,970	839,595

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
460,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.87	$460,000	409,819
500,000	LOUISIANA ST PUBLIC FACS AUTHHOSP REVENUE	7/1/2035	5.00	551,399	560,900
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,315	549,760
1,485,000	LUZERNE CNTY PA	11/1/2026	7.00	1,544,330	1,786,321
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,031,926	1,157,260
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,023,335	1,112,950
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)(e)	5/1/2014	5.60	250,000	87,500
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2034	3.50	500,000	485,440
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	1,000,000	994,020
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,059,490
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,620
1,000,000	MALTA IL TAX INCR REVENUE(e)	12/30/2025	5.75	1,000,000	543,110
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,023	577,815
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	3.58	385,669	386,760
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	81,423
500,000	MANSFIELD OH	12/1/2024	6.00	515,323	567,270
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	2.95	102,157	62,943
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	376,991	319,101
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	770,898	769,695
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	627,295	968,535
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	543,205
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	532,740
452,318	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	512,317	36,185
930,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	918,796	1,030,347
1,475,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,475,000	1,604,476
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	1,000,000	1,087,180
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	1,000,000	1,072,910
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,087,920
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	934,896
3,295,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,295,000	3,325,215
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	16,000
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,045,758	1,082,700
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	320,979
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	25,641

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	$1,830,000	1,097,908
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,372,600	2,371,320
1,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE	10/1/2053	5.00	1,035,750	1,069,300
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	487,264	589,860
1,000,000	MIAMI-DADE CNTY FL SPL OBLIG(b)	10/1/2038	2.96	297,666	297,140
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,317,466	2,501,275
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,540,087	1,797,975
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,064,220
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	1,000,000	1,012,250
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,016,291	1,176,580
610,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	608,981	396,500
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	179,989
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	506,085
166,395	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	166,689	168,047
345,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	345,000	363,916
695,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	695,000	736,547
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	975,258	1,152,970
85,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	89,063	89,500
155,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	155,000	165,687
947,585	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	963,425	66,331
1,305,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,305,000	1,336,437
915,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	915,000	1,008,220
630,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	630,049	664,329
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,220,737	1,211,888
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYSCOMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	1,000,000	1,017,490
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	541,125
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	2,000,000	2,038,660
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	480,632
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	20,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	532,718	541,980
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,318	672,183
500,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	500,000	499,400
1,000,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	1,049,251	1,109,130
500,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	500,000	525,755
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,188,100
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	735,032	1,250,840

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	$1,000,000	1,152,000
2,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	2,000,000	2,014,440
400,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	400,000	421,556
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	971,429	1,151,600
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,752	587,150
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,086,100
575,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	575,000	611,403
345,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	355,131	372,562
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	768,156	781,538
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,163,626	1,210,330
325,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	325,000	325,500
480,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	478,099	527,362
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	1,000,414
205,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	212,778	221,740
500,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	500,000	527,005
680,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	680,000	716,210
1,260,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,251,512	1,319,913
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,014,250
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	971,403	1,026,330
280,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	280,000	297,074
575,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	575,000	600,513
555,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	555,000	592,524
550,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	550,000	586,773
870,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	870,000	879,448
1,270,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,270,000	1,304,201
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
60,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2015	5.00	59,880	59,945
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2038	5.75	63,140	70,209
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,011,760
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,037,310
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,216,754	2,295,220
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,489,575

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	$500,000	544,495
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	5,095,650
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	754,890
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	4.85	2,000,000	2,166,660
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,454,394
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,515,235
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	500,915
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	501,030	500,625
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	7/1/2035	6.25	977,451	1,094,170
1,075,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	1,075,000	1,086,674
635,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2033	5.00	635,000	697,776
1,090,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2038	5.15	1,090,000	1,126,657
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	521,235
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,010,380	1,154,040
1,000,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2029	5.00	1,000,000	1,028,480
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,089,914	1,945,400
1,160,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,155,080	1,248,392
385,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	385,000	409,243
6,076,030	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(b)	9/1/2034	3.42	1,886,802	1,936,066
230,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	230,000	242,977
295,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	303,021	313,606
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,063,599	1,105,090
1,000,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	1,000,000	1,009,450
1,250,000	OREGON ST	12/1/2034	3.62	1,250,000	1,270,488
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,040,060
950,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	950,000	966,444
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2021	6.00	500,000	547,280
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	938,050	1,117,720
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2023	6.25	500,000	553,450
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	571,495
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,420	572,675
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.83	500,000	400,985
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	927,336	1,046,220
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,005,758	1,010,980

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	$500,000	513,705
775,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	775,000	777,674
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,564,956	2,028,519
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	1.25	1,072,765	1,199,970
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,016,180
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	3.73	2,420,718	2,766,150
500,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	500,000	544,100
1,250,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2024	5.75	1,241,054	1,380,000
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,537,216	2,798,600
315,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	315,584	319,000
575,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	543,265	580,738
185,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	185,000	194,611
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,187
785,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	734,478	783,077
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,513	10,031
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	3.78	989,844	1,066,721
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,076,250	2,230,940
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	989,371	1,130,740
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,557,430	1,771,680
450,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	450,000	463,342
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	624,720
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	0.00	248,685	69,275
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	0.00	248,682	2
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	569,270	517,977
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,245,209	1,318,300
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	990,925	727,650
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,496,475
1,000,000	PUERTO RICO ELEC PWR AUTH PWRREVENUE	7/1/2030	7.25	1,032,403	583,990
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,024,030
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,435,342
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	750,000	758,828
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,089	882,352

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	$720,527	1,129,720
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	517,710	598,215
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,188	584,100
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,795	1,035,200
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	754,365
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,024,107	1,199,480
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,659,992	1,685,685
540,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	540,000	452,439
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.75	350,000	315,038
430,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	430,000	431,935
77,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	75,603	79,877
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,189	563,770
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	354,759	469,315
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	374,371	507,430
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,008,787	1,032,530
416,006	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	421,343	20,804
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	771,032	800,678
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	764,127	772,515
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	530,350
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	0.32	1,383,168	1,616,175
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,060,478	1,140,760
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	514,846	603,655
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,231,110	1,542,960
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,008,840	1,056,790
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,018,579	1,169,090
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	785,468	906,328
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	502,080	537,015
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,793	531,790
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	7,492
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,863	31,219
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	6.00	-	1
530,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	530,000	566,676
245,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	240,378	261,986
410,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	405,844	441,586

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
140,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	$140,000	146,188
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	363,458
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,305	22,459
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.14	145,529	15,012
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,072,098	1,133,410
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,483,101	1,695,414
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,528	557,310
238,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	198,186	199,042
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	993,643	1,031,710
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,011,768	1,033,340
155,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(e)	11/1/2010	5.50	155,000	97,650
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,113,330	1,134,770
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,931,434	3,006,300
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,481,897	1,554,555
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	492,088	501,970
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,094,120	1,119,460
15,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	15,000	15,049
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,010,408	1,054,760
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	800,732	803,085
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2039	3.55	1,000,000	982,380
1,450,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,450,000	1,455,090
455,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	455,000	483,269
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,038,881	2,491,260
1,000,000	TOBACCO SETTLEMENT AUTH WA TOBACCO SETTLEMENT REVENUE	6/1/2029	5.25	1,031,398	1,091,100
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	677,895	742,852
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	180,129
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,641	1,313,904
100,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	100,000	1
75,000	TOLOMATO FL CDD	5/1/2017	6.38	75,000	74,758
10,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	10,000	10,121
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	23,119	25,634
90,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	59,149	53,708

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
50,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	$32,825	22,087
185,000	TOLOMATO FL CDD(b)	5/1/2040	1.37	121,301	113,795
115,000	TOLOMATO FL CDD(b)	5/1/2040	1.91	59,896	59,813
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	472,398	685,210
750,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2035	5.50	742,736	748,155
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	514,411	531,185
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	830,952	1,127,750
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	737,819	773,445
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	553,245
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,529,451	1,590,555
300,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	300,000	312,459
545,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	545,000	591,794
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	483,540	553,970
945,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	940,546	1,005,631
420,000	VIRGIN ISLANDS WTR & PWR AUTH WTR SYS REVENUE	7/1/2017	5.50	420,000	421,457
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,048,290
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,660,245
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,054,860
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,573	3,569,685
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,261,510
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,167,780
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	902,885	1,002,000
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.12	978,397	1,222,170
1,400,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,400,000	1,557,836
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,515,285
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	505,695
1,075,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,065,210	1,092,694
2,300,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	2,176,363	2,317,480
330,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	300,225	275,339
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	6,868	6,029
700,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	700,000	724,584
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	583,677	599,313
750,000	WESTMINSTER MD PROJ REVENUE	7/1/2034	6.00	750,000	794,108
685,000	WESTMONT IL PARK DIST(b)	12/1/2031	3.61	258,234	314,251
685,000	WESTMONT IL PARK DIST(b)	12/1/2033	3.48	223,545	273,856
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,412,816
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	739,812	860,453

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	$745,378	760,455
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,012,583	1,187,680
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2029	5.00	1,000,000	1,023,550
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,017,153	1,164,820
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.80	1,000,000	999,970
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,008,102	1,016,770
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,119,402	2,139,540
720,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	720,100	750,226
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,473	777,143
1,000,000	WYOMING MI SWR DIST SYS REVENUE	6/1/2027	5.00	1,006,677	1,007,200
2,305,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	2,305,000	2,352,160
1,000,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2039	4.05	1,000,000	1,024,960
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	139,788
	Sub-total Municipal Bonds:			434,961,215	459,570,843	89.79%
Short-Term Investments:
17,639,509	NORTHERN INSTITUTIONAL FUNDS - TAX-EXEMPT PORTFOLIO, 0.01%(g)			17,639,509	17,639,509
	Sub-total Short-Term Investments:			17,639,509	17,639,509	3.45%
	Grand total(h)			$479,270,372	506,400,874	98.94%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Notes to Schedule of Investments:

(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	This security is being measured at fair value according to procedures adopted by the Board of Trustees.

(e)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(f)
Restricted security that has been deemed illiquid. At March 31, 2015, the value of these restricted illiquid securities amounted to $455,250 or 0.09% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	606,563

(g)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was $7,017,997 with net purchases of $10,621,512 during the three months ended March 31, 2015.

(h)
At March 31, 2015, the cost for Federal income tax purposes was $479,358,788. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$41,282,395
Gross unrealized depreciation	(14,240,309)
Net unrealized appreciation	$27,042,086

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Illinois	11.12%
California	10.24
Florida	9.53
Texas	6.21
New York	5.50
Indiana	4.19
Georgia	3.00
Virginia	2.95
Arizona	2.67
Wisconsin	2.65
Other	41.94
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments, which are carried at fair value as of March 31, 2015:

	Level 1	Level 2	Level 3	Total

Closed-End Funds	$29,190,522	$—	$—	$29,190,522
Municipal Bonds
Airports	—	2,901,200	—	2,901,200
Bond Banks	—	2,500,505	—	2,500,505
Development	—	28,093,898	267,629	28,361,527
Education	—	40,607,291	—	40,607,291
Facilities	—	1,549,725	—	1,549,725
General	—	43,919,240	3,515	43,922,755
General Obligations	—	20,002,432	—	20,002,432
Higher Education	—	18,928,960	—	18,928,960
Housing	—	40,529,810	—	40,529,810
Medical	—	49,943,370	96,250	50,039,620
Mello-Roos	—	431,935	—	431,935
Multifamily Housing	—	28,916,874	—	28,916,874
Nursing Home	—	47,242,648	—	47,242,648
Power	—	6,353,530	—	6,353,530
School District	—	29,404,768	—	29,404,768
Single Family Housing	—	70,276,176	—	70,276,176
Student Loan	—	2,670,504	—	2,670,504
Tobacco Settlement	—	1,513,027	—	1,513,027
Transportation	—	12,773,659	—	12,773,659
Utilities	—	2,521,525	—	2,521,525
Water	—	8,122,372	—	8,122,372
Short-Term Investments	17,639,509	—	—	17,639,509
Total Assets	$46,830,031	$459,203,449	$367,394	$506,400,874

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds are generally based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

As of March 31, 2015, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond in addition to the consideration of observations and the nature of similar securities which are not currently openly traded in the active market. Such investments have been classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Development	General	Medical	Total
Balance as of 12/31/14	$267,629	$3,515	$157,500	$428,644
Accrued Discounts	—	—	—	—
Realized Gains (Losses)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	(61,250)	(61,250)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 3/31/15	$267,629	$3,515	$96,250	$367,394
Net increase (decrease) in unrealized appreciation (depreciation)(1)	$—	$—	$(61,250)	$(61,250)

(1)           The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2015.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at March 31, 2015.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2015

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Common Stocks:
Australia:
9,284	AGL ENERGY LTD.	$105,943	107,482
10,786	ALS LTD.	47,396	40,747
51,722	ALUMINA LTD.	50,177	63,227
16,330	AMCOR LTD.	148,761	174,626
60,339	AMP LTD.	196,569	295,964
10,115	APA GROUP	50,066	69,722
21,346	ASCIANO LTD.	100,771	103,077
4,593	ASX LTD.	114,203	144,863
33,580	AURIZON HOLDINGS LTD.	120,717	124,045
50,341	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	712,399	1,404,859
6,281	BENDIGO & ADELAIDE BANK LTD.	52,780	60,038
179,910	BGP HOLDINGS PLC(b)(c)	-	-
58,607	BHP BILLITON LTD.	1,389,859	1,385,118
39,133	BHP BILLITON PLC	853,977	855,365
10,199	BORAL LTD.	28,970	49,560
32,841	BRAMBLES LTD.	174,637	288,154
403,770	CARDNO LTD.	2,516,763	1,008,703
10,469	COCA-COLA AMATIL LTD.	85,706	85,957
971	COCHLEAR LTD.	35,893	66,953
28,160	COMMONWEALTH BANK OF AUSTRALIA	1,313,264	2,003,249
6,418	COMPUTERSHARE LTD.	56,556	62,179
439,494	CREDIT CORP. GROUP LTD.	3,626,562	3,869,601
38,001	CSL LTD.	2,191,474	2,666,272
1,725,301	DECMIL GROUP LTD.	3,445,011	1,668,876
14,184	DEXUS PROPERTY GROUP	62,970	81,889
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	76,964
25,256	FEDERATION CENTRES	52,870	58,478
34,490	FORTESCUE METALS GROUP LTD.	68,323	51,488
18,737	GOODMAN GROUP	48,414	90,621
30,080	GPT GROUP (THE)	100,097	104,701
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	60,971
36,603	INCITEC PIVOT LTD.	83,901	113,466
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	222,198
10,015	LEND LEASE GROUP	61,130	126,929
7,617	MACQUARIE GROUP LTD.	165,843	444,809
42,695	MEDIBANK PVT LTD.(b)	78,371	75,443
37,974	MIRVAC GROUP	50,570	58,135
40,383	NATIONAL AUSTRALIA BANK LTD.	694,465	1,185,710
17,346	NEWCREST MINING LTD.(b)	173,211	176,639
40,505	NOVION PROPERTY GROUP	46,791	77,435
2,947	ORICA LTD.	51,960	44,914
20,046	ORIGIN ENERGY LTD.	226,734	172,681
16,330	ORORA LTD.	16,762	28,234
782,400	OZFOREX GROUP LTD.	1,562,154	1,436,155
416	PERPETUAL LTD.	7,027	17,433
21,920	QBE INSURANCE GROUP LTD.	229,491	217,708
2,468	RAMSAY HEALTH CARE LTD.	49,765	126,395
23,168	REA GROUP LTD.	858,486	851,944
6,568	RECALL HOLDINGS LTD.	24,961	38,719
22,469	SANTOS LTD.	244,511	122,190
99,326	SCENTRE GROUP	185,324	282,937
5,884	SEEK LTD.	49,598	76,724
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	7,536
424,938	SLATER & GORDON LTD.	937,638	2,443,588
9,824	SONIC HEALTHCARE LTD.	79,849	152,941
34,990	STOCKLAND	132,305	119,926
22,978	SUNCORP GROUP LTD.	258,173	236,266
9,837	SYDNEY AIRPORT	33,263	38,810
8,477	TABCORP HOLDINGS LTD.	15,377	30,604
35,105	TATTS GROUP LTD.	95,309	106,416
70,571	TELSTRA CORP. LTD.	308,487	339,165
22,161	TOLL HOLDINGS LTD.	98,848	149,547
26,039	TRANSURBAN GROUP	118,706	189,005
12,264	TREASURY WINE ESTATES LTD.	49,093	47,825
765,429	WEBJET LTD.	2,661,238	2,302,807
17,580	WESFARMERS LTD.	664,437	588,630
70,575	WESTFIELD CORP.	326,211	513,956

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Australia (Cont’d):
58,094	WESTPAC BANKING CORP.	$811,435	1,742,459
11,700	WOODSIDE PETROLEUM LTD.	381,919	307,618
22,832	WOOLWORTHS LTD.	435,292	512,831
		30,269,863	32,850,477	6.42%
Austria:
1,237	ANDRITZ A.G.	66,657	74,059
1,685	BUWOG A.G.(b)	30,804	34,623
5,146	ERSTE GROUP BANK A.G.	114,055	126,905
33,719	IMMOFINANZ A.G.(b)	87,282	99,234
2,509	OMV A.G.	80,527	68,956
313	STRABAG S.E. (BEARER)	5,505	7,015
1,368	VOESTALPINE A.G.	51,510	50,152
29,470	WIENERBERGER A.G.	241,514	471,195
		677,854	932,139	0.18%
Belgium:
7,120	AGEAS	106,907	255,741
13,822	ANHEUSER-BUSCH INBEV N.V.	502,521	1,691,308
10,910	BARCO N.V.	740,520	650,131
2,190	BELGACOM S.A.	49,577	76,707
1,645	COLRUYT S.A.	74,892	71,706
1,238	DELHAIZE GROUP S.A.	51,243	111,445
15,841	GROUPE BRUXELLES LAMBERT S.A.	1,332,249	1,314,099
4,347	KBC GROEP N.V.(b)	101,356	269,042
12,430	ONTEX GROUP N.V.(b)	322,500	377,772
619	SOLVAY S.A., CLASS A	87,486	89,554
2,278	UCB S.A.	111,518	164,968
1,457	UMICORE S.A.	72,577	60,911
		3,553,346	5,133,384	1.00%
Brazil:
145,703	CETIP S.A. - MERCADOS ORGANIZADOS	1,751,701	1,454,040
13,600	CIA DE SANEAMENTO DE MINAS GERAIS-COPASA(b)	328,620	78,833
54,000	GRENDENE S.A.	363,157	276,637
87,897	TOTVS S.A.	1,301,745	1,005,229
48,500	TUPY S.A.(b)	278,939	249,221
		4,024,162	3,063,960	0.60%
Canada:
45,400	AGF MANAGEMENT LTD., CLASS B	488,633	298,951
3,548	AGNICO EAGLE MINES LTD.	111,862	98,578
3,620	AGRIUM, INC.	154,492	377,277
5,656	ALIMENTATION COUCHE TARD, INC., CLASS B	170,610	225,383
1,130	ALTAGAS LTD.	52,858	37,704
4,900	ARC RESOURCES LTD.	108,943	84,185
10,982	BANK OF MONTREAL	673,721	658,114
21,213	BANK OF NOVA SCOTIA (THE)	1,118,013	1,064,209
14,560	BARRICK GOLD CORP.	216,219	159,217
5,278	BAYTEX ENERGY CORP.	181,543	83,469
3,581	BCE, INC.	153,196	151,603
8,500	BLACKBERRY LTD.(b)	90,213	75,769
12,732	BOMBARDIER, INC., CLASS B	50,302	25,131
11,895	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,693	636,191
11,740	CAE, INC.	85,345	137,000
11,081	CAMECO CORP.	198,977	154,419
49,900	CANACCORD GENUITY GROUP, INC.	261,393	256,877
7,334	CANADIAN IMPERIAL BANK OF COMMERCE	342,248	531,687
34,284	CANADIAN NATIONAL RAILWAY CO.	1,509,588	2,292,571
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,071,107
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	608,897
8,057	CANADIAN OIL SANDS LTD.	126,903	62,660
14,240	CANADIAN PACIFIC RAILWAY LTD.	1,686,012	2,601,648
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	660,243
1,060	CANADIAN TIRE CORP. LTD., CLASS A	80,129	107,988
10,514	CENOVUS ENERGY, INC.	283,587	177,233
6,978	CGI GROUP, INC., CLASS A(b)	55,128	295,968
1,964	CI FINANCIAL CORP.	49,854	54,909
4,567	CONSTELLATION SOFTWARE, INC.	1,314,417	1,578,501

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Canada (Cont’d):
5,882	CRESCENT POINT ENERGY CORP.	$190,849	131,150
2,064	DOLLARAMA, INC.	75,934	115,377
21,800	DOREL INDUSTRIES, INC., CLASS B	783,674	605,350
12,292	ELDORADO GOLD CORP.	92,575	56,387
672	EMPIRE CO. LTD., CLASS A	48,751	46,855
14,138	ENBRIDGE, INC.	623,673	681,477
11,992	ENCANA CORP.	240,407	133,881
17,900	ENERFLEX LTD.	204,385	217,081
7,101	ENERPLUS CORP.	87,344	71,988
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	255,590
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	118,282
2,200	FINNING INTERNATIONAL, INC.	51,485	40,924
3,000	FIRST CAPITAL REALTY, INC.	51,131	46,733
9,776	FIRST QUANTUM MINERALS LTD.	165,066	118,481
3,100	FORTIS, INC.	105,357	94,428
2,537	FRANCO-NEVADA CORP.	128,281	122,949
18,700	GENWORTH MI CANADA, INC.	382,689	413,406
614	GEORGE WESTON LTD.	48,281	48,633
6,104	GILDAN ACTIVEWEAR, INC.	33,435	179,956
15,817	GOLDCORP, INC.	468,301	286,231
3,958	GREAT-WEST LIFECO, INC.	99,709	114,438
2,408	H&R REAL ESTATE INVESTMENT TRUST	51,440	44,356
38,192	HOME CAPITAL GROUP, INC.	992,558	1,283,369
124,600	HUDBAY MINERALS, INC.	1,106,269	1,019,191
5,697	HUSKY ENERGY, INC.	144,766	116,274
14,262	IAMGOLD CORP.(b)	78,431	26,575
2,500	IGM FINANCIAL, INC.	100,363	88,844
38,587	IMPERIAL OIL LTD.	1,629,537	1,540,068
2,780	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL
	SERVICES, INC.	97,885	93,000
2,672	INTACT FINANCIAL CORP.	170,651	201,304
3,705	INTER PIPELINE LTD.	112,247	95,481
700	KEYERA CORP.	51,327	46,563
7,600	LAURENTIAN BANK OF CANADA	295,598	283,526
3,199	LOBLAW COS. LTD.	121,245	156,395
9,476	MAGNA INTERNATIONAL, INC.	61,549	506,589
28,359	MANULIFE FINANCIAL CORP.	338,337	481,625
1,369	METHANEX CORP.	12,561	73,295
3,000	METRO, INC.	54,328	81,292
52,656	MTY FOOD GROUP, INC.	1,533,764	1,439,304
28,800	MULLEN GROUP LTD.	596,328	456,825
6,295	NATIONAL BANK OF CANADA	247,929	229,822
11,280	NEW GOLD, INC.(b)	90,970	37,851
2,600	ONEX CORP.	105,376	150,985
3,282	OPEN TEXT CORP.	72,477	173,254
4,328	PAN AMERICAN SILVER CORP.	53,923	37,999
4,772	PEMBINA PIPELINE CORP.	40,530	150,784
19,434	PENGROWTH ENERGY CORP.	99,676	58,307
2,500	PEYTO EXPLORATION & DEVELOPMENT CORP.	95,328	67,032
13,239	POTASH CORP. OF SASKATCHEWAN, INC.	356,548	426,788
4,200	POWER CORP. OF CANADA	105,623	111,155
1,672	POWER FINANCIAL CORP.	52,980	49,491
1,800	PRAIRIESKY ROYALTY LTD.	46,528	42,465
49,700	PRECISION DRILLING CORP.	300,248	315,493
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	141,131
2,546	RIOCAN REAL ESTATE INVESTMENT TRUST	64,797	58,235
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	67,368
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	313,142
26,066	ROYAL BANK OF CANADA	866,758	1,569,043
4,800	SAPUTO, INC.	103,951	131,924
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	216,782
6,133	SILVER WHEATON CORP.	155,292	116,505
2,700	SNC-LAVALIN GROUP, INC.	100,003	83,843
11,810	SUN LIFE FINANCIAL, INC.	235,812	363,937
24,565	SUNCOR ENERGY, INC.	576,706	717,817
24,791	TALISMAN ENERGY, INC.	289,882	190,060
7,462	TECK RESOURCES LTD., CLASS B	105,225	102,396

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Canada (Cont’d):
15,757	TELUS CORP.(b)	$442,454	523,388
33,126	TORONTO-DOMINION BANK (THE)	671,143	1,417,836
2,738	TOURMALINE OIL CORP.(b)	103,345	82,861
3,818	TRANSALTA CORP.	60,803	35,420
10,568	TRANSCANADA CORP.	451,538	451,907
15,331	TURQUOISE HILL RESOURCES LTD.(b)	53,846	47,813
5,576	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	518,426	1,101,552
2,256	VERMILION ENERGY, INC.	83,841	94,850
		29,674,556	36,180,198	7.07%
China:
103,500	AAC TECHNOLOGIES HOLDINGS, INC.	357,672	638,811
8,058	BAIDU, INC. ADR(b)(d)	781,084	1,679,287
1,056,191	CHINA MEDICAL SYSTEM HOLDINGS LTD.	699,856	1,623,935
886,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	505,928	419,657
2,382,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO.
	LTD.(b)	469,113	998,562
4,299	NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC.
	ADR(b)(d)	90,331	95,309
1,102,000	SHENGUAN HOLDINGS GROUP LTD.	462,633	336,883
589,000	SINOMEDIA HOLDING LTD.	492,982	284,902
152,600	TENCENT HOLDINGS LTD.	1,050,626	2,897,425
3,212,232	XTEP INTERNATIONAL HOLDINGS LTD.	1,357,302	998,559
		6,267,527	9,973,330	1.95%
Denmark:
50	AP MOELLER - MAERSK A/S, CLASS A	46,408	101,674
120	AP MOELLER - MAERSK A/S, CLASS B	125,436	251,099
16,934	CARLSBERG A/S, CLASS B	1,376,396	1,398,850
62,920	CHR HANSEN HOLDING A/S	2,449,257	2,890,355
1,500	COLOPLAST A/S, CLASS B	27,666	113,547
13,100	DANSKE BANK A/S	138,182	345,945
1,592	DSV A/S	48,904	49,556
200	FLSMIDTH & CO. A/S	6,012	9,009
46,955	ISS A/S(b)	1,405,048	1,479,877
52,555	NOVO NORDISK A/S ADR(d)	1,778,838	2,805,911
35,825	NOVO NORDISK A/S, CLASS B	714,442	1,917,912
49,087	NOVOZYMES A/S, CLASS B	1,367,636	2,246,432
2,600	PANDORA A/S	18,150	237,039
15,973	TDC A/S	107,272	114,476
3,250	TOPDANMARK A/S(b)	33,362	97,425
3,244	VESTAS WIND SYSTEMS A/S	150,564	134,407
538	WILLIAM DEMANT HOLDING A/S(b)	50,896	45,681
		9,844,469	14,239,195	2.78%
Finland:
57,240	AMER SPORTS OYJ	733,208	1,230,946
4,509	FORTUM OYJ	87,100	94,833
42,890	HUHTAMAKI OYJ	707,338	1,335,101
1,396	KESKO OYJ, CLASS B	30,705	59,697
5,600	KONE OYJ, CLASS B	116,154	248,563
1,849	METSO OYJ	47,784	54,018
7,075	NESTE OIL OYJ	67,704	185,620
61,900	NOKIA OYJ	203,584	473,227
2,240	NOKIAN RENKAAT OYJ	31,307	67,078
1,960	ORION OYJ, CLASS B	49,561	55,406
6,020	SAMPO OYJ, CLASS A	277,520	304,361
15,829	STORA ENSO OYJ, CLASS R	75,698	163,223
11,934	UPM-KYMMENE OYJ	99,928	232,516
1,849	VALMET OYJ	14,443	22,188
3,486	WARTSILA OYJ ABP	107,429	154,506
		2,649,463	4,681,283	0.91%
France:
2,714	ACCOR S.A.	79,810	141,768
695	AEROPORTS DE PARIS	87,114	83,174
3,200	AIR FRANCE-KLM(b)	22,485	28,160
5,971	AIR LIQUIDE S.A.	664,778	769,154
9,172	AIRBUS GROUP N.V.	263,086	596,071

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
France (Cont’d):
48,948	ALCATEL-LUCENT(b)	$195,204	185,262
3,171	ALSTOM S.A.(b)	111,651	97,958
18,703	ARCELORMITTAL	262,634	176,469
1,616	ARKEMA S.A.	127,629	128,114
661	ATOS	51,394	45,679
30,426	AXA S.A.	405,215	767,343
26,840	BENETEAU S.A.	272,439	379,361
17,630	BNP PARIBAS S.A.	762,443	1,072,378
8,965	BOLLORE S.A.	51,074	47,784
2,080	BOUYGUES S.A.	79,993	81,722
1,977	BUREAU VERITAS S.A.	52,037	42,494
3,068	CAP GEMINI S.A.	111,959	251,934
10,544	CARREFOUR S.A.	248,258	352,481
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	193,188
994	CHRISTIAN DIOR S.E.	70,757	187,841
7,447	CIE DE SAINT-GOBAIN	248,952	327,462
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	338,967
16,517	CREDIT AGRICOLE S.A.	122,492	242,867
9,584	DANONE S.A.	479,394	645,311
1,740	DASSAULT SYSTEMES S.A.	116,908	118,131
3,633	EDENRED	65,572	90,687
8,317	ELECTRICITE DE FRANCE S.A.	153,984	199,783
3,084	ESSILOR INTERNATIONAL S.A.	309,422	354,156
2,310	EURAZEO S.A.	77,962	158,543
3,160	EUTELSAT COMMUNICATIONS S.A.	100,179	104,771
23,192	GDF SUEZ	493,725	458,969
564	GECINA S.A.	51,331	76,321
13,307	GROUPE EUROTUNNEL S.E. (REGISTERED)	102,800	190,873
364	HERMES INTERNATIONAL	125,606	128,533
304	ILIAD S.A.	29,549	71,030
19,090	IPSOS	630,769	533,895
2,121	JCDECAUX S.A.	50,974	71,600
1,442	KERING	274,344	281,883
3,582	KLEPIERRE	101,009	175,977
4,713	LAFARGE S.A.	166,939	305,833
4,882	LEGRAND S.A.	111,114	264,253
4,633	L’OREAL S.A.	385,425	853,603
11,477	LVMH MOET HENNESSY LOUIS VUITTON S.E.	1,514,395	2,025,717
15,891	NATIXIS S.A.	49,085	118,941
1,491	NUMERICABLE-SFR SAS(b)	76,134	81,346
34,547	ORANGE S.A.	364,835	555,900
3,500	PERNOD RICARD S.A.	239,500	414,536
12,969	PEUGEOT S.A.(b)	78,174	217,401
3,471	PUBLICIS GROUPE S.A.	251,099	268,083
4,895	RENAULT S.A.	134,511	446,174
4,801	REXEL S.A.	94,027	90,675
3,651	SAFRAN S.A.	184,115	255,173
20,756	SANOFI	1,283,452	2,051,684
10,522	SCHNEIDER ELECTRIC S.E.	454,997	818,552
278	SCHNEIDER ELECTRIC S.E.	8,838	21,663
1,813	SCOR S.E.	36,441	61,241
5,515	SES S.A.	114,220	195,216
457	SOCIETE BIC S.A.	49,235	65,109
12,073	SOCIETE GENERALE S.A.	425,423	583,778
63,031	SOCIETE TELEVISION FRANCAISE 1	768,062	1,118,272
5,160	SODEXO S.A.	267,994	503,729
4,827	SUEZ ENVIRONNEMENT CO.	84,076	83,173
2,555	TECHNIP S.A.	218,518	154,863
36,579	TOTAL S.A.	1,846,777	1,820,068
1,808	UNIBAIL-RODAMCO S.E.	228,178	488,054
1,300	VALEO S.A.	168,708	194,368
3,555	VALLOUREC S.A.	141,792	86,867
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	258,936
7,810	VINCI S.A.	316,569	447,010
47,725	VIVENDI S.A.	933,054	1,186,690
1,345	WENDEL S.A.	91,561	160,385
1,601	ZODIAC AEROSPACE	51,780	53,073
		19,092,868	26,448,460	5.16%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Germany:
3,492	ADIDAS A.G.	$145,097	276,689
8,540	ALLIANZ S.E. (REGISTERED)	758,733	1,486,209
16,707	BASF S.E.	672,194	1,662,587
14,908	BAYER A.G. (REGISTERED)	793,310	2,243,374
5,385	BAYERISCHE MOTOREN WERKE A.G.	513,565	674,271
1,591	BEIERSDORF A.G.	86,858	138,397
1,305	BRENNTAG A.G.	47,835	78,243
64,900	CANCOM S.E.	2,947,008	2,619,332
4,528	CELESIO A.G.	63,758	133,890
20,348	COMMERZBANK A.G.(b)	248,184	281,148
1,696	CONTINENTAL A.G.	217,473	401,744
27,770	CTS EVENTIM A.G. & CO. KGAA	430,490	874,889
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,701,849
4,544	DEUTSCHE ANNINGTON IMMOBILIEN S.E.	161,598	153,418
22,241	DEUTSCHE BANK A.G. (REGISTERED)	773,171	773,878
13,804	DEUTSCHE BOERSE A.G.	734,170	1,128,940
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	45,864
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	557,738
53,629	DEUTSCHE TELEKOM A.G. (REGISTERED)	668,751	983,181
2,229	DEUTSCHE WOHNEN A.G. (BEARER)	49,350	57,138
14,945	DMG MORI SEIKI A.G.(b)	311,086	482,088
30,870	E.ON S.E.	560,030	460,884
3,041	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	190,582	253,281
6,867	FRESENIUS S.E. & CO. KGAA	150,261	410,462
1,527	GEA GROUP A.G.	49,653	73,952
18,980	GERRESHEIMER A.G.	1,060,450	1,048,167
40,600	GRAND CITY PROPERTIES S.A.(b)	502,297	754,361
2,246	HANNOVER RUECK S.E.	94,321	232,324
3,952	HEIDELBERGCEMENT A.G.	143,515	313,647
1,460	HENKEL A.G. & CO. KGAA	129,118	150,990
2,600	HOCHTIEF A.G.	108,936	197,317
624	HUGO BOSS A.G.	80,890	75,986
21,437	INFINEON TECHNOLOGIES A.G.	117,250	256,548
2,881	K+S A.G. (REGISTERED)	79,970	94,204
72,260	KLOECKNER & CO. S.E.(b)	799,031	693,917
1,658	LANXESS A.G.	98,543	88,470
4,090	LEONI A.G.	225,005	259,337
2,890	LINDE A.G.	505,467	589,332
728	MAN S.E.	80,772	76,713
2,050	MERCK KGAA	86,079	230,456
2,538	METRO A.G.	78,426	86,222
3,549	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT
	A.G. IN MUENCHEN (REGISTERED)	444,935	766,075
2,502	OSRAM LICHT A.G.	92,424	124,560
2,854	PROSIEBENSAT.1 MEDIA A.G. (REGISTERED)	84,251	140,258
2,620	RATIONAL A.G.	657,685	878,248
7,668	RWE A.G.	245,889	196,067
1,130	SALZGITTER A.G.	50,070	32,909
17,263	SAP S.E.	695,155	1,253,495
14,594	SIEMENS A.G. (REGISTERED)	934,614	1,580,204
802	SYMRISE A.G.	51,861	50,741
8,784	TELEFONICA DEUTSCHLAND HOLDING A.G.(b)	48,334	50,776
8,827	THYSSENKRUPP A.G.	181,566	231,918
7,071	TUI A.G.	57,698	124,387
4,682	TUI A.G.	80,512	82,440
1,045	UNITED INTERNET A.G. (REGISTERED)	46,790	47,648
483	VOLKSWAGEN A.G.	48,103	124,669
		19,319,278	28,785,832	5.62%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION
	S.A.(b)	54,075	59,843
19,791	JUMBO S.A.	120,745	205,993
3,968	OPAP S.A.	51,161	37,247
		225,981	303,083	0.06%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,387,335

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Hong Kong (Cont’d):
16,600	BANK OF EAST ASIA (THE) LTD.	$71,196	66,056
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	294,238
2,103,597	BONJOUR HOLDINGS LTD.	239,633	173,657
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	85,971
28,000	CK HUTCHISON HOLDINGS LTD.	277,057	573,533
36,500	CLP HOLDINGS LTD.	253,113	318,972
27,800	ESPRIT HOLDINGS LTD.	35,637	28,221
1,125,800	EVA PRECISION INDUSTRIAL HOLDINGS LTD.	308,139	338,351
26,000	GALAXY ENTERTAINMENT GROUP LTD.	67,404	118,385
84,000	GLOBAL BRANDS GROUP HOLDING LTD.(b)	14,386	16,469
517,824	HAIER ELECTRONICS GROUP CO. LTD.	1,032,761	1,355,901
44,000	HANG LUNG PROPERTIES LTD.	116,126	123,725
18,600	HANG SENG BANK LTD.	228,767	337,085
15,730	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	110,478
76,300	HONG KONG & CHINA GAS CO. LTD.	167,422	176,562
15,300	HONG KONG EXCHANGES AND CLEARING LTD.	281,244	374,969
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	190
41,000	HUTCHISON WHAMPOA LTD.	238,015	569,044
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	52,627
13,500	KERRY LOGISTICS NETWORK LTD.	28,209	19,886
27,000	KERRY PROPERTIES LTD.	90,767	93,858
84,000	LI & FUNG LTD.	86,666	82,021
40,500	LINK REIT (THE)	84,196	249,708
171,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	565,640	476,431
26,800	MGM CHINA HOLDINGS LTD.	51,645	50,470
30,500	MTR CORP. LTD.	88,703	145,170
54,000	NEW WORLD DEVELOPMENT CO. LTD.	59,134	62,619
43,500	NWS HOLDINGS LTD.	52,824	72,494
1,663,100	PAX GLOBAL TECHNOLOGY LTD.(b)	618,904	1,739,759
190,000	PCCW LTD.	77,805	115,922
5,330,303	PICO FAR EAST HOLDINGS LTD.	1,374,253	1,230,707
24,000	POWER ASSETS HOLDINGS LTD.	139,092	245,490
27,724,871	REXLOT HOLDINGS LTD.	2,652,012	2,074,184
48,000	SANDS CHINA LTD.	128,061	198,745
22,000	SHANGRI-LA ASIA LTD.	29,501	30,250
1,055,400	SINO BIOPHARMACEUTICAL LTD.	922,369	1,068,653
59,400	SINO LAND CO. LTD.	80,601	96,846
566,000	SITOY GROUP HOLDINGS LTD.	361,652	361,386
25,000	SJM HOLDINGS LTD.	52,349	32,698
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	610,888
26,000	SUN HUNG KAI PROPERTIES LTD.	310,693	401,102
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	259,047
17,800	SWIRE PROPERTIES LTD.	50,632	57,974
387,500	TECHTRONIC INDUSTRIES CO. LTD.	726,566	1,309,552
3,000	TELEVISION BROADCASTS LTD.	9,222	18,516
708,000	VALUE PARTNERS GROUP LTD.	442,082	667,576
84,300	VTECH HOLDINGS LTD.	996,749	1,202,631
18,000	WHARF HOLDINGS (THE) LTD.	142,156	125,725
19,000	WHEELOCK & CO. LTD.	30,489	97,173
30,000	WYNN MACAU LTD.	50,423	64,933
582,000	YINGDE GASES GROUP CO. LTD.	583,171	433,911
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	53,014
		16,099,197	20,251,108	3.95%
Ireland:
6,412	ACCENTURE PLC, CLASS A	203,726	600,740
329,197	BANK OF IRELAND(b)	119,783	125,305
14,894	CRH PLC	217,633	388,038
123,702	EXPERIAN PLC	2,063,274	2,049,690
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	135,673
2,463	KERRY GROUP PLC, CLASS A	160,052	165,521
25,008	MEDTRONIC PLC	570,376	1,950,374
14,900	PERRIGO CO. PLC	1,908,034	2,466,695
10,147	SHIRE PLC	338,448	807,543
		5,686,550	8,689,579	1.70%
Israel:
21,030	BANK HAPOALIM B.M.	80,002	101,258

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Israel (Cont’d):
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	$77,241	80,822
21,100	CAESARSTONE SDOT-YAM LTD.	1,265,814	1,280,981
217	DELEK GROUP LTD.	52,364	55,950
6,042	ISRAEL CHEMICALS LTD.	49,265	42,969
346,727	MAGIC SOFTWARE ENTERPRISES LTD.	2,491,626	2,246,791
5,900	MIZRAHI TEFAHOT BANK LTD.(b)	51,135	59,900
1,494	NICE-SYSTEMS LTD.	50,675	91,571
14,566	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	585,135	907,462
		4,703,257	4,867,704	0.95%
Italy:
56,711	AMPLIFON S.P.A.	248,331	386,299
18,467	ASSICURAZIONI GENERALI S.P.A.	269,600	363,575
5,758	ATLANTIA S.P.A.	117,756	151,377
93,475	AZIMUT HOLDING S.P.A.	1,279,167	2,670,524
3,380	BANCO POPOLARE S.C.(b)	51,927	52,916
57,599	ENEL GREEN POWER S.P.A.	98,098	107,702
102,197	ENEL S.P.A.	387,117	462,845
49,857	ENI S.P.A.	958,264	864,709
3,610	EXOR S.P.A.	90,616	164,155
10,070	FINMECCANICA S.P.A.(b)	50,331	119,972
221,737	INTESA SANPAOLO S.P.A.	432,354	754,846
18,185	INTESA SANPAOLO S.P.A. (RSP)	53,136	56,666
2,826	LUXOTTICA GROUP S.P.A.	118,626	179,585
19,749	MARR S.P.A.	315,231	338,700
8,839	MEDIOBANCA S.P.A.	82,122	84,919
25,272	MEDIOLANUM S.P.A.	87,322	204,210
4,438	PRYSMIAN S.P.A.	86,023	91,574
57,530	SNAM S.P.A.	249,716	279,603
214,771	SORIN S.P.A.(b)	634,461	658,158
111,427	TELECOM ITALIA S.P.A.(b)	150,893	130,835
9,486	TENARIS S.A.	130,049	133,210
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	152,764
74,546	UNICREDIT S.P.A.	407,835	507,385
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	198,517
		6,532,717	9,115,046	1.78%
Japan:
1,400	ABC-MART, INC.	51,583	82,061
30,200	ADERANS CO. LTD.	398,005	312,488
14,200	AEON CO. LTD.	162,360	156,166
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	159,424
1,210	AEON MALL CO. LTD.	23,091	24,011
2,300	AISIN SEIKI CO. LTD.	37,584	83,612
15,000	AJINOMOTO CO., INC.	116,767	329,491
5,200	ALFRESA HOLDINGS CORP.	50,794	73,490
2,000	AMADA CO. LTD.	10,582	19,294
21,000	ANA HOLDINGS, INC.	52,231	56,346
18,000	AOZORA BANK LTD.	51,121	63,935
8,148	ARCLAND SERVICE CO. LTD.	322,884	339,344
36,100	ASAHI CO. LTD.	561,894	372,934
16,000	ASAHI GLASS CO. LTD.	97,913	105,124
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	178,060
31,000	ASAHI KASEI CORP.	147,138	296,986
53,500	ASICS CORP.	742,652	1,458,665
37,000	ASTELLAS PHARMA, INC.	236,149	606,975
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	29,241
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	217,184
3,000	BENESSE HOLDINGS, INC.	114,910	94,551
13,800	BRIDGESTONE CORP.	205,726	554,140
5,200	BROTHER INDUSTRIES LTD.	38,445	82,942
20,100	CANON, INC.	672,638	711,926
16,600	CAPCOM CO. LTD.	276,543	330,657
3,800	CASIO COMPUTER CO. LTD.	51,908	72,207
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	489,528
15,000	CHIBA BANK (THE) LTD.	81,968	110,310
7,800	CHUBU ELECTRIC POWER CO., INC.	102,883	93,261
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	142,014
4,000	CHUGOKU BANK (THE) LTD.	53,626	59,866

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
5,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	$81,720	67,897
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	60,731
43,036	CREDIT SAISON CO. LTD.	561,719	774,350
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	58,432
33,400	DAIBIRU CORP.	353,886	345,320
11,000	DAIDO STEEL CO. LTD.	45,649	49,343
17,500	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	222,759	254,690
9,900	DAIICHI SANKYO CO. LTD.	154,612	157,413
4,500	DAIKIN INDUSTRIES LTD.	124,473	301,889
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	134,323
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	197,690
25,000	DAIWA SECURITIES GROUP, INC.	96,011	197,190
8,200	DENSO CORP.	185,234	374,875
2,800	DENTSU, INC.	46,871	120,232
48,000	DESCENTE LTD.	278,723	597,123
13,000	DOWA HOLDINGS CO. LTD.	55,385	111,427
7,000	EAST JAPAN RAILWAY CO.	392,789	562,638
4,300	EISAI CO. LTD.	180,738	306,003
2,400	ELECTRIC POWER DEVELOPMENT CO. LTD.	71,894	81,044
1,800	FAMILYMART CO. LTD.	52,590	75,641
13,700	FANUC CORP.	1,968,162	2,998,499
1,100	FAST RETAILING CO. LTD.	136,395	426,435
21,000	FUJI ELECTRIC CO. LTD.	51,969	99,279
10,000	FUJI HEAVY INDUSTRIES LTD.	146,485	332,764
8,800	FUJIFILM HOLDINGS CORP.	165,274	313,780
44,000	FUJITSU LTD.	171,664	300,499
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	56,772
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	54,163
12,000	GS YUASA CORP.	47,814	54,129
6,000	GUNMA BANK (THE) LTD.	31,571	40,622
3,000	HAMAMATSU PHOTONICS K.K.	52,686	90,924
11,000	HANKYU HANSHIN HOLDINGS, INC.	51,221	68,145
3,000	HINO MOTORS LTD.	42,968	42,898
525	HIROSE ELECTRIC CO. LTD.	48,402	68,024
7,000	HIROSHIMA BANK (THE) LTD.	26,154	37,820
95,000	HITACHI LTD.	295,895	652,053
6,000	HITACHI METALS LTD.	45,405	92,300
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	74,853
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	96,838
28,800	HONDA MOTOR CO. LTD.	780,069	937,228
6,300	HOYA CORP.	145,196	253,056
3,800	IBIDEN CO. LTD.	71,559	64,223
1,200	IDEMITSU KOSAN CO. LTD.	23,804	20,931
20,000	IHI CORP.	52,673	93,884
15,600	INPEX CORP.	192,488	172,408
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	162,441
8,500	ISUZU MOTORS LTD.	108,047	113,218
27,200	ITOCHU CORP.	291,860	295,167
5,000	IYO BANK (THE) LTD.	43,448	59,491
4,000	J FRONT RETAILING CO. LTD.	31,099	63,001
1,600	JAPAN AIRLINES CO. LTD.	47,656	49,894
3,500	JAPAN EXCHANGE GROUP, INC.	56,090	101,701
1,500	JAPAN PETROLEUM EXPLORATION CO. LTD.	54,111	50,965
41,573	JAPAN PROPERTY MANAGEMENT CENTER CO. LTD.	524,292	590,657
16	JAPAN REAL ESTATE INVESTMENT CORP.	81,469	75,374
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	65,651
17,600	JAPAN TOBACCO, INC.	518,243	557,709
6,000	JFE HOLDINGS, INC.	94,802	132,772
4,000	JGC CORP.	53,048	79,660
12,000	JOYO BANK (THE) LTD.	54,056	61,833
3,100	JSR CORP.	39,530	53,840
5,000	JTEKT CORP.	36,670	78,209
29,200	JX HOLDINGS, INC.	150,765	112,530
7,000	KAJIMA CORP.	15,004	32,568
52,387	KAKAKU.COM, INC.	769,505	872,716
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	172,068
2,000	KANSAI PAINT CO. LTD.	10,449	36,420
33,213	KAO CORP.	801,138	1,661,550

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	$71,135	177,138
44,862	KDDI CORP.	583,178	1,017,610
24,800	KEIHIN CORP.	308,810	380,680
13,000	KEIKYU CORP.	95,310	104,165
5,000	KEIO CORP.	28,322	39,313
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	62,242
981	KEYENCE CORP.	180,512	536,571
6,000	KIKKOMAN CORP.	52,867	190,853
35,000	KINTETSU CORP.	106,062	128,695
10,000	KIRIN HOLDINGS CO. LTD.	103,112	131,488
18,500	KOBAYASHI PHARMACEUTICAL CO. LTD.	994,184	1,326,552
27,000	KOBE STEEL LTD.	47,410	49,977
15,400	KOMATSU LTD.	339,281	303,352
2,300	KONAMI CORP.	50,313	43,148
7,000	KONICA MINOLTA, INC.	53,139	71,264
21,000	KUBOTA CORP.	129,773	333,205
3,800	KURARAY CO. LTD.	51,382	51,550
4,300	KURITA WATER INDUSTRIES LTD.	96,931	104,152
5,400	KYOCERA CORP.	198,000	296,801
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	65,327
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	63,138
2,800	LAWSON, INC.	120,035	194,472
4,200	LIXIL GROUP CORP.	71,097	99,699
2,400	M3, INC.	51,468	51,048
1,000	MAKITA CORP.	48,587	52,028
24,000	MARUBENI CORP.	173,505	139,275
6,500	MARUI GROUP CO. LTD.	32,287	73,978
11,400	MAZDA MOTOR CORP.	95,886	231,831
2,700	MCDONALD’S HOLDINGS CO. JAPAN LTD.	73,436	59,860
1,700	MEIJI HOLDINGS CO. LTD.	54,895	207,654
32,100	MEITEC CORP.	736,840	1,077,271
3,000	MINEBEA CO. LTD.	48,420	47,476
1,800	MIRACA HOLDINGS, INC.	71,311	82,995
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	232,993
25,200	MITSUBISHI CORP.	378,464	508,580
32,000	MITSUBISHI ELECTRIC CORP.	244,114	381,140
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	627,415
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	83,912
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	314,763
4,000	MITSUBISHI LOGISTICS CORP.	45,017	62,534
18,000	MITSUBISHI MATERIALS CORP.	47,129	60,633
6,400	MITSUBISHI MOTORS CORP.	62,338	57,898
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	65,332
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,491,927
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	133,948
29,600	MITSUI & CO. LTD.	306,203	397,842
37,000	MITSUI CHEMICALS, INC.	87,469	119,081
15,000	MITSUI FUDOSAN CO. LTD.	390,783	441,427
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	6,854
12,000	MITSUI OSK LINES LTD.	47,398	40,822
387,420	MIZUHO FINANCIAL GROUP, INC.	672,532	681,906
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	232,656
3,600	MURATA MANUFACTURING CO. LTD.	162,615	496,319
27,000	NEC CORP.	70,167	79,468
5,000	NGK INSULATORS LTD.	63,090	106,933
3,000	NGK SPARK PLUG CO. LTD.	28,359	80,794
6,000	NH FOODS LTD.	72,315	138,475
3,500	NIDEC CORP.	102,546	233,080
2,500	NIFCO, INC.	56,726	86,401
6,000	NIKON CORP.	75,728	80,544
1,800	NINTENDO CO. LTD.	172,120	265,269
22	NIPPON BUILDING FUND, INC.	90,970	108,225
17,000	NIPPON EXPRESS CO. LTD.	60,747	95,252
2,000	NIPPON PAINT HOLDINGS CO. LTD.	44,426	73,373
123,535	NIPPON STEEL & SUMITOMO METAL CORP.	307,243	311,580
7,600	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	468,731
17,000	NIPPON YUSEN K.K.	49,682	49,043
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	49,468

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	$50,851	103,765
39,400	NISSAN MOTOR CO. LTD.	365,539	402,098
8,470	NISSHIN SEIFUN GROUP, INC.	78,577	99,859
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	59,132
13,500	NISSIN KOGYO CO. LTD.	180,698	214,766
2,700	NITORI HOLDINGS CO. LTD.	87,310	183,249
3,200	NITTO DENKO CORP.	77,639	214,249
72,300	NOMURA HOLDINGS, INC.	256,136	425,716
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	101,755
17,800	NORTH PACIFIC BANK LTD.	49,457	67,380
7,000	NSK LTD.	50,459	102,606
1,400	NTT DATA CORP.	36,519	61,050
23,800	NTT DOCOMO, INC.	362,981	413,848
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	65,144
12,000	OBAYASHI CORP.	48,665	78,042
6,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	51,746	61,283
5,100	OLYMPUS CORP.(b)	71,174	189,865
2,700	OMRON CORP.	80,696	122,016
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	147,196
8,000	ONWARD HOLDINGS CO. LTD.	54,094	55,897
6,400	ORIENTAL LAND CO. LTD.	244,249	485,330
16,600	ORIX CORP.	205,413	233,702
37,000	OSAKA GAS CO. LTD.	121,878	155,083
6,100	OTSUKA HOLDINGS CO. LTD.	177,533	191,211
35,800	PANASONIC CORP.	247,727	470,727
2,600	PARK24 CO. LTD.	51,627	53,264
146,800	PRESTIGE INTERNATIONAL, INC.	992,755	1,075,893
15,200	RAKUTEN, INC.	97,714	268,489
1,600	RECRUIT HOLDINGS CO. LTD.	50,223	50,027
28,900	RESONA HOLDINGS, INC.	128,453	143,759
10,000	RICOH CO. LTD.	94,506	109,059
1,200	RINNAI CORP.	52,047	89,148
1,500	ROHM CO. LTD.	51,836	102,931
1,100	SANKYO CO. LTD.	48,612	39,209
15,100	SANTEN PHARMACEUTICAL CO. LTD.	116,834	220,328
13,720	SBI HOLDINGS, INC.	111,165	166,560
3,400	SECOM CO. LTD.	133,812	227,498
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	59,961
3,400	SEIBU HOLDINGS, INC.	65,652	88,023
5,200	SEIKO EPSON CORP.	85,119	92,393
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	168,983
6,000	SEKISUI HOUSE LTD.	44,394	87,322
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	539,279
25,000	SHARP CORP.(b)	50,043	48,985
4,900	SHIKOKU ELECTRIC POWER CO., INC.(b)	52,495	60,466
4,000	SHIMADZU CORP.	25,419	44,724
1,000	SHIMAMURA CO. LTD.	61,206	92,717
1,500	SHIMANO, INC.	58,204	223,621
6,000	SHIMIZU CORP.	50,924	40,672
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	543,253
41,600	SHINKO PLANTECH CO. LTD.	342,251	307,313
25,000	SHINSEI BANK LTD.	51,465	49,819
4,900	SHIONOGI & CO. LTD.	98,552	163,626
5,900	SHISEIDO CO. LTD.	88,706	104,929
7,000	SHIZUOKA BANK (THE) LTD.	65,240	70,038
900	SMC CORP.	106,941	268,983
50,800	SMS CO. LTD.	623,299	682,783
16,500	SOFTBANK CORP.	351,077	960,270
5,700	SOMPO JAPAN NIPPONKOA HOLDINGS, INC.	114,918	177,509
19,100	SONY CORP.(b)	286,611	508,017
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	70,878
22,200	SQUARE ENIX HOLDINGS CO. LTD.	278,007	476,263
54,900	STANLEY ELECTRIC CO. LTD.	805,200	1,243,701
7,000	SUMCO CORP.	47,761	117,839
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	128,820
21,300	SUMITOMO CORP.	207,214	228,300
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	172,031
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	78,743

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Japan (Cont’d):
9,000	SUMITOMO METAL MINING CO. LTD.	$88,484	131,959
25,500	SUMITOMO MITSUI FINANCIAL GROUP, INC.	795,433	978,349
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	294,610
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	216,342
65,500	SUMITOMO RUBBER INDUSTRIES LTD.	793,591	1,211,314
1,500	SUNTORY BEVERAGE & FOOD LTD.	54,566	64,410
2,000	SURUGA BANK LTD.	41,830	41,606
5,800	SUZUKI MOTOR CORP.	104,611	174,699
47,000	SYSMEX CORP.	1,081,349	2,613,832
7,700	T&D HOLDINGS, INC.	97,474	106,221
13,000	TAIHEIYO CEMENT CORP.	27,372	39,780
11,000	TAISEI CORP.	19,821	62,275
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	44,724
10,000	TAKASHIMAYA CO. LTD.	63,872	98,470
13,700	TAKEDA PHARMACEUTICAL CO. LTD.	551,352	685,257
1,500	TDK CORP.	81,190	106,808
29,000	TEIJIN LTD.	67,529	98,653
5,200	TERUMO CORP.	95,419	137,441
2,000	THK CO. LTD.	29,290	51,028
14,000	TOBU RAILWAY CO. LTD.	67,422	66,536
2,200	TOHO CO. LTD.	42,502	53,893
17,000	TOHO GAS CO. LTD.	81,221	99,362
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	82,004
18,600	TOKAI RIKA CO. LTD.	269,553	432,529
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	544,915
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	81,944
4,300	TOKYO ELECTRON LTD.	191,374	300,518
40,000	TOKYO GAS CO. LTD.	151,969	252,203
6,000	TOKYO TATEMONO CO. LTD.	56,308	44,024
25,000	TOKYU CORP.	103,448	155,084
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	157,252
4,000	TONENGENERAL SEKIYU K.K.	37,796	34,585
20,000	TORAY INDUSTRIES, INC.	96,265	167,924
80,000	TOSHIBA CORP.	245,423	336,315
6,000	TOTO LTD.	30,029	89,298
3,000	TOYO SUISAN KAISHA LTD.	74,690	105,807
4,000	TOYOTA INDUSTRIES CORP.	101,266	229,458
48,000	TOYOTA MOTOR CORP.	1,673,413	3,355,017
1,900	TOYOTA TSUSHO CORP.	17,167	50,456
2,500	TREND MICRO, INC.	74,501	82,545
61,000	TSUGAMI CORP.	318,601	391,120
34,800	TSUMURA & CO.	799,027	862,057
25,896	TSURUHA HOLDINGS, INC.	979,661	1,986,436
8,000	UBE INDUSTRIES LTD.	13,963	12,540
7,800	UNICHARM CORP.	68,794	204,991
17,500	UNIPRES CORP.	363,607	357,485
34	UNITED URBAN INVESTMENT CORP.	52,061	53,040
6,500	USHIO, INC.	68,874	81,077
4,900	USS CO. LTD.	56,003	84,898
4,100	WEST JAPAN RAILWAY CO.	134,756	215,469
23,600	YAHOO JAPAN CORP.	62,283	97,600
1,300	YAKULT HONSHA CO. LTD.	22,252	90,724
16,300	YAMADA DENKI CO. LTD.	56,674	67,274
4,800	YAMAHA MOTOR CO. LTD.	48,849	116,143
4,500	YAMATO HOLDINGS CO. LTD.	77,981	104,006
1,600	YAMATO KOGYO CO. LTD.	50,862	38,741
4,000	YAMAZAKI BAKING CO. LTD.	44,679	72,272
5,000	YASKAWA ELECTRIC CORP.	48,019	73,415
		50,595,967	75,856,002	14.81%
Mexico:
7,695	FRESNILLO PLC	109,038	77,906
496,719	WAL-MART DE MEXICO S.A.B. DE C.V.	1,512,171	1,241,024
		1,621,209	1,318,930	0.26%
Netherlands:
35,080	AALBERTS INDUSTRIES N.V.	676,899	1,104,058
26,780	ACCELL GROUP	446,234	498,445
34,297	AEGON N.V.	128,398	271,015

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Netherlands (Cont’d):
4,340	AKZO NOBEL N.V.	$184,408	328,621
1,349	ALTICE S.A.(b)	91,892	146,284
30,290	ARCADIS N.V.	736,105	974,474
7,173	ASML HOLDING N.V.	106,863	731,093
25,939	ASML HOLDING N.V. (REGISTERED)	1,571,559	2,620,617
14,274	CORE LABORATORIES N.V.	1,662,464	1,491,490
3,045	DELTA LLOYD N.V.	50,618	57,428
1,132	GEMALTO N.V.	79,952	90,279
965	HEINEKEN HOLDING N.V.	23,862	66,511
3,662	HEINEKEN N.V.	128,663	279,685
242,567	ING GROEP N.V. - CVA(b)	2,152,005	3,558,891
14,147	KONINKLIJKE AHOLD N.V.	182,769	279,132
2,539	KONINKLIJKE DSM N.V.	86,313	141,881
51,375	KONINKLIJKE KPN N.V.	108,346	174,506
20,095	KONINKLIJKE PHILIPS N.V.	343,642	570,969
1,765	KONINKLIJKE VOPAK N.V.	97,890	97,548
1,745	NN GROUP N.V.(b)	50,103	49,497
1,395	OCI N.V.	50,711	43,259
8,430	QIAGEN N.V.(b)	119,420	212,741
3,238	RANDSTAD HOLDING N.V.	99,928	196,644
69,437	ROYAL DUTCH SHELL PLC, CLASS A	1,986,780	2,068,297
45,720	ROYAL DUTCH SHELL PLC, CLASS B	1,093,318	1,423,564
46,270	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,607,892	2,658,212
127,191	TNT EXPRESS N.V.	860,541	809,769
28,440	USG PEOPLE N.V.	240,781	394,178
6,193	WOLTERS KLUWER N.V.	101,075	202,434
		15,069,431	21,541,522	4.21%
New Zealand:
25,444	AUCKLAND INTERNATIONAL AIRPORT LTD.	78,319	85,599
11,811	CONTACT ENERGY LTD.	51,688	52,803
7,321	FLETCHER BUILDING LTD.	51,323	46,084
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,428	55,326
37,843	SPARK NEW ZEALAND LTD.	73,138	84,308
		303,896	324,120	0.06%
Norway:
76,926	AKASTOR ASA	262,775	154,793
94,877	AKER SOLUTIONS ASA(b)	1,065,672	494,307
15,353	DNB ASA	117,829	247,189
3,900	KVAERNER ASA	6,506	2,905
21,490	NORSK HYDRO ASA	82,180	113,083
104,344	ORKLA ASA	711,925	789,474
11,890	SCHIBSTED ASA	454,425	689,575
10,672	SEADRILL LTD.	167,080	100,285
21,587	STATOIL ASA	418,607	382,664
11,360	TELENOR ASA	229,860	229,719
42,100	TGS NOPEC GEOPHYSICAL CO. ASA	1,057,977	934,429
85,000	TOMRA SYSTEMS ASA	703,315	714,866
4,000	YARA INTERNATIONAL ASA	109,527	203,583
		5,387,678	5,056,872	0.99%
Philippines:
386,461	METROPOLITAN BANK & TRUST CO.	658,640	843,384
		658,640	843,384	0.16%
Portugal:
28,955	EDP - ENERGIAS DE PORTUGAL S.A.	81,065	108,501
10,080	GALP ENERGIA SGPS S.A.	157,855	109,090
7,295	JERONIMO MARTINS SGPS S.A.	80,825	91,774
		319,745	309,365	0.06%
Russia:
50,795	YANDEX N.V., CLASS A(b)	1,341,566	770,306
		1,341,566	770,306	0.15%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,629	58,506
39,500	CAPITALAND LTD.	75,674	103,042
36,000	CAPITAMALL TRUST	34,133	57,711

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Singapore (Cont’d):
11,000	CITY DEVELOPMENTS LTD.	$71,096	80,636
32,000	COMFORTDELGRO CORP. LTD.	49,631	67,388
34,000	DBS GROUP HOLDINGS LTD.	221,626	504,420
22,000	FRASER AND NEAVE LTD.	7,411	45,047
44,000	FRASERS CENTREPOINT LTD.	52,608	56,429
113,000	GLOBAL LOGISTIC PROPERTIES LTD.	177,046	218,202
2,000	JARDINE CYCLE & CARRIAGE LTD.	60,253	59,839
28,000	KEPPEL CORP. LTD.	105,334	183,627
7,840	KEPPEL REIT	3,250	6,855
44,000	OVERSEA-CHINESE BANKING CORP. LTD.	347,951	338,893
17,000	SEMBCORP INDUSTRIES LTD.	31,827	52,275
22,000	SEMBCORP MARINE LTD.	32,803	46,810
12,000	SINGAPORE AIRLINES LTD.	70,334	104,492
31,000	SINGAPORE EXCHANGE LTD.	139,131	183,874
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	79,382
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,624	53,252
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	542,573
16,000	STARHUB LTD.	54,214	50,716
24,000	UNITED OVERSEAS BANK LTD.	333,181	402,230
15,000	UOL GROUP LTD.	49,917	83,506
		2,386,390	3,379,705	0.66%
South Africa:
11,111	INVESTEC PLC	66,959	92,464
74,221	SHOPRITE HOLDINGS LTD.	1,521,660	1,005,218
231,707	WOOLWORTHS HOLDINGS LTD.	1,469,763	1,645,771
		3,058,382	2,743,453	0.54%
South Korea:
6,492	BINGGRAE CO. LTD.	586,045	480,997
61,397	BS FINANCIAL GROUP, INC.	682,218	841,169
68,192	DGB FINANCIAL GROUP, INC.	792,461	743,723
22,348	HALLA VISTEON CLIMATE CONTROL CORP.	466,916	773,503
5,243	HYUNDAI MIPO DOCKYARD(b)	581,800	360,103
33,221	KGINICIS CO. LTD.	584,429	679,721
18,148	KIA MOTORS CORP.	860,470	739,366
6,353	KIWOOM SECURITIES CO. LTD.	349,706	404,847
8,630	KOREA INVESTMENT HOLDINGS CO. LTD.	309,155	489,276
1,948	SAMSUNG ELECTRONICS CO. LTD.	2,418,879	2,530,144
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	754,457
		8,147,399	8,797,306	1.72%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.	102,995	142,009
1,260	ACCIONA S.A.(b)	78,312	97,249
7,760	ACERINOX S.A.	95,129	130,374
3,979	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	137,948	141,188
583	AENA S.A.(b)(e)	50,199	58,619
6,036	AMADEUS IT HOLDING S.A., CLASS A	158,875	259,349
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	787,415	1,043,572
52,763	BANCO DE SABADELL S.A.	136,577	129,295
26,295	BANCO POPULAR ESPANOL S.A.	111,507	128,871
233,952	BANCO SANTANDER S.A.	1,688,266	1,765,175
98,076	BANKIA S.A.(b)	167,891	136,882
5,846	BANKINTER S.A.	47,898	44,674
33,767	CAIXABANK S.A.	125,921	160,300
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	461,838
16,470	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	93,655	129,030
6,512	ENAGAS S.A.	118,772	186,464
3,362	FERROVIAL S.A.	50,676	71,577
10,622	GAS NATURAL SDG S.A.	164,427	238,877
1,818	GRIFOLS S.A.	52,706	78,153
72,700	IBERDROLA S.A.	385,685	469,180
64,388	INDITEX S.A.	1,733,091	2,068,688
41,424	MAPFRE S.A.	112,854	151,395
21,390	MELIA HOTELS INTERNATIONAL S.A.	142,889	263,920
2,839	RED ELECTRICA CORP. S.A.	121,909	231,207
19,639	REPSOL S.A.	379,635	366,060
9,363	TECNICAS REUNIDAS S.A.	419,375	393,642
68,468	TELEFONICA S.A.	956,083	976,204

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
4,021	ZARDOYA OTIS S.A.	$45,057	51,926
		9,111,248	10,375,718	2.03%
Sweden:
7,400	ASSA ABLOY AB, CLASS B	89,466	441,655
11,337	ATLAS COPCO AB, CLASS A	121,649	367,670
6,368	ATLAS COPCO AB, CLASS B	78,834	188,478
31,182	BULTEN AB	262,010	338,535
34,110	DUNI AB	300,088	492,115
7,501	ELECTROLUX AB, CLASS B	95,788	215,306
8,575	ELEKTA AB, CLASS B	104,728	77,116
2,087	GETINGE AB, CLASS B	45,833	51,762
15,793	HENNES & MAURITZ AB, CLASS B	349,564	640,915
3,700	HEXAGON AB, CLASS B	56,830	131,723
17,500	HUSQVARNA AB, CLASS B	64,201	127,001
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	155,468
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	100,358
10,953	INVESTOR AB, CLASS B	150,033	437,120
3,301	LUNDIN PETROLEUM AB(b)	46,595	45,267
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	75,716
48,712	NORDEA BANK AB	323,571	595,597
13,730	ORIFLAME COSMETICS S.A. SDR(b)	453,020	184,137
23,773	SANDVIK AB	201,678	266,241
13,348	SECURITAS AB, CLASS B	106,689	191,723
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	412,825
2,800	SKANSKA AB, CLASS B	23,703	62,879
5,793	SKF AB, CLASS B	143,420	149,867
5,400	SSAB AB, CLASS A(b)	48,129	26,611
78,705	SVENSKA CELLULOSA AB S.C.A., CLASS B	1,587,366	1,815,886
11,056	SVENSKA HANDELSBANKEN AB, CLASS A	235,903	499,771
13,170	SWEDBANK AB, CLASS A	313,324	315,175
3,023	SWEDISH MATCH AB	101,559	89,018
9,481	TELE2 AB, CLASS B	115,918	113,501
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	739,076
36,666	TELIASONERA AB	193,138	233,310
21,000	VOLVO AB, CLASS B	127,847	254,327
		6,639,331	9,836,149	1.92%
Switzerland:
107,153	ABB LTD. (REGISTERED)(b)	1,976,781	2,274,713
24,737	ACE LTD.	1,993,580	2,757,928
1,612	ACTELION LTD. (REGISTERED)(b)	81,861	186,778
15,512	ADECCO S.A. (REGISTERED)(b)	644,004	1,292,933
2,059	ARYZTA A.G.(b)	50,704	126,595
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	64,098
93	BANQUE CANTONALE VAUDOISE (REGISTERED)	50,737	53,400
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	86,162
35	CHOCOLADEFABRIKEN LINDT & SPRUNGLI A.G.
	(PARTICIPATION CERTIFICATE)	50,308	187,822
3	CHOCOLADEFABRIKEN LINDT & SPRUNGLI A.G.
	(REGISTERED)	75,352	189,854
8,167	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	550,611	658,033
23,267	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	584,511	626,806
990	GEBERIT A.G. (REGISTERED)	85,632	371,836
140	GIVAUDAN S.A. (REGISTERED)(b)	76,496	253,838
189,200	GLENCORE PLC(b)	736,586	802,405
4,025	HOLCIM LTD. (REGISTERED)(b)	183,971	300,902
4,134	JULIUS BAER GROUP LTD.(b)	87,890	207,423
45,240	LOGITECH INTERNATIONAL S.A. (REGISTERED)	392,534	594,906
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	112,148
87,529	NESTLE S.A. (REGISTERED)	3,375,184	6,611,060
55,554	NOVARTIS A.G. (REGISTERED)	2,554,979	5,496,519
10,591	PANALPINA WELTTRANSPORT HOLDING
	A.G. (REGISTERED)	854,217	1,546,473
8,225	PARGESA HOLDING S.A. (BEARER)	522,376	578,492
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,614,189	3,422,565
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	229,930
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	96,429
1,079	SGS S.A. (REGISTERED)	2,223,657	2,065,178

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
77	SIKA A.G. (BEARER)	$152,753	275,657
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	180,994
14,638	STMICROELECTRONICS N.V.	85,296	136,871
635	SULZER A.G. (REGISTERED)	30,609	69,917
2,995	SWATCH GROUP (THE) A.G. (BEARER)	1,446,159	1,270,055
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	183,877
1,660	SWISS PRIME SITE A.G. (REGISTERED)(b)	125,957	144,340
5,293	SWISS RE A.G.	422,268	512,524
459	SWISSCOM A.G. (REGISTERED)	157,641	266,624
1,427	SYNGENTA A.G. (REGISTERED)	339,691	485,603
26,941	TE CONNECTIVITY LTD.	488,223	1,929,514
5,119	TRANSOCEAN LTD.	82,405	75,096
126,391	UBS GROUP A.G.(b)	2,127,462	2,382,675
4,176	WOLSELEY PLC	70,461	247,354
2,324	ZURICH INSURANCE GROUP A.G.(b)	388,478	787,501
		25,211,956	40,143,828	7.84%
Taiwan:
671,160	D-LINK CORP.	372,053	362,499
102,000	GIANT MANUFACTURING CO. LTD.	540,156	984,468
176,000	SIMPLO TECHNOLOGY CO. LTD.	932,483	885,906
156,486	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.
	ADR(d)	2,401,935	3,674,291
190,000	TRIPOD TECHNOLOGY CORP.	428,387	382,551
		4,675,014	6,289,715	1.23%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,454	435,230
358,100	PRUKSA REAL ESTATE PCL (REGISTERED)	244,466	319,143
		747,920	754,373	0.15%
United Arab Emirates:
698	ORASCOM CONSTRUCTION LTD.(b)	10,253	9,277
		10,253	9,277	0.00%
United Kingdom:
25,248	3I GROUP PLC	88,645	180,673
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	89,891
111,289	ADMIRAL GROUP PLC	2,147,625	2,525,817
5,755	AGGREKO PLC	166,030	130,360
100,516	ALENT PLC	496,170	558,549
51,333	AMEC FOSTER WHEELER PLC	789,700	689,514
24,964	ANGLO AMERICAN PLC	493,529	374,760
9,080	ANTOFAGASTA PLC	92,822	98,662
22,524	ARM HOLDINGS PLC	317,026	369,204
45,240	ARM HOLDINGS PLC ADR(d)	1,472,829	2,230,332
4,622	ASHTEAD GROUP PLC	77,679	74,322
5,043	ASSOCIATED BRITISH FOODS PLC	166,737	210,809
22,825	ASTRAZENECA PLC	798,637	1,566,468
59,299	AVIVA PLC	212,664	475,006
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	76,511
46,467	BAE SYSTEMS PLC	230,164	360,844
13,290	BALFOUR BEATTY PLC	50,926	47,334
287,283	BARCLAYS PLC	1,084,887	1,033,854
12,840	BELLWAY PLC	208,527	377,318
26,880	BERENDSEN PLC	243,954	445,390
61,258	BG GROUP PLC	967,887	753,313
22,610	BOVIS HOMES GROUP PLC	188,875	312,757
336,758	BP PLC	2,260,533	2,181,521
31,338	BRITISH AMERICAN TOBACCO PLC	1,178,574	1,621,692
11,630	BRITISH LAND (THE) CO. PLC	61,579	143,622
143,369	BT GROUP PLC	523,985	931,510
5,069	BUNZL PLC	39,524	137,679
68,102	BURBERRY GROUP PLC	1,468,017	1,750,720
16,980	CAPITA PLC	162,367	281,100
92,189	CENTRICA PLC	340,421	345,986
24,375	CNH INDUSTRIAL N.V.	141,398	199,714
28,496	COBHAM PLC	93,701	128,588
205,985	COMPASS GROUP PLC	1,256,313	3,581,142

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
2,950	CRODA INTERNATIONAL PLC	$101,220	119,859
261,940	DEBENHAMS PLC	313,425	292,587
82,520	DEVRO PLC	362,296	349,787
73,493	DIAGEO PLC	1,001,558	2,027,218
14,844	DIGNITY PLC	263,151	401,417
149,845	DIPLOMA PLC	1,133,851	1,781,575
32,144	DIRECT LINE INSURANCE GROUP PLC	123,935	152,107
13,691	DIXONS CARPHONE PLC	84,128	83,816
59,582	DOMINO’S PIZZA GROUP PLC	682,585	685,417
95	DRAX GROUP PLC	544	513
2,272	EASYJET PLC	52,680	63,429
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(b)	27,207	166,721
34,018	FRIENDS LIFE GROUP LTD.	144,933	208,712
21,685	G4S PLC	77,070	95,152
32,712	GKN PLC	101,683	174,011
88,301	GLAXOSMITHKLINE PLC	1,353,348	2,025,039
85,590	GREGGS PLC	660,864	1,297,574
17,505	HAMMERSON PLC	69,535	172,680
3,142	HARGREAVES LANSDOWN PLC	48,173	53,693
104,290	HOMESERVE PLC	364,770	591,897
341,619	HSBC HOLDINGS PLC	2,379,189	2,908,789
2,476	IMI PLC	52,347	46,829
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	825,967
12,262	INDIVIOR PLC(b)	11,861	34,560
11,958	INMARSAT PLC	92,794	164,170
2,403	INTERCONTINENTAL HOTELS GROUP PLC	82,265	93,892
32,745	INTERNATIONAL CONSOLIDATED AIRLINES
	GROUP S.A.(b)	90,834	294,066
2,722	INTERTEK GROUP PLC	108,909	100,865
6,025	INTU PROPERTIES PLC	21,274	31,102
607,559	ITE GROUP PLC	2,178,727	1,626,762
49,669	ITV PLC	120,722	186,334
29,306	J SAINSBURY PLC	141,007	112,681
3,841	JOHNSON MATTHEY PLC	85,088	192,925
42,914	KINGFISHER PLC	109,517	242,285
133,080	LAIRD PLC	465,719	663,103
15,511	LAND SECURITIES GROUP PLC	113,585	288,303
84,409	LEGAL & GENERAL GROUP PLC	233,612	348,842
271	LIBERTY GLOBAL PLC, CLASS A(b)	12,461	13,948
669	LIBERTY GLOBAL PLC, SERIES C(b)	29,576	33,323
2,013,775	LLOYDS BANKING GROUP PLC	1,667,432	2,338,407
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	219,955
366,990	MAN GROUP PLC	511,805	1,109,473
25,083	MARKS & SPENCER GROUP PLC	101,882	199,063
325,651	MEARS GROUP PLC	1,691,409	2,048,220
13,587	MEGGITT PLC	60,745	110,550
12,477	MELROSE INDUSTRIES PLC	52,257	51,361
62,426	NATIONAL GRID PLC	638,701	800,736
3,200	NEXT PLC	86,367	333,468
96,618	OLD MUTUAL PLC	133,905	318,321
17,030	PEARSON PLC	231,527	366,556
3,716	PERSIMMON PLC(b)	84,006	91,670
6,290	PETROFAC LTD.	120,064	88,921
43,023	PRUDENTIAL PLC	678,109	1,067,076
126,222	QINETIQ GROUP PLC	220,779	357,437
2,341	RANDGOLD RESOURCES LTD.	150,411	162,971
41,477	RECKITT BENCKISER GROUP PLC	3,002,452	3,568,565
22,184	REED ELSEVIER N.V.	302,964	553,159
162,832	REED ELSEVIER PLC	1,277,242	2,799,506
10,746	REXAM PLC	57,562	92,296
55,800	RIGHTMOVE PLC	2,083,321	2,480,728
7,202	RIO TINTO LTD.	402,208	313,930
20,340	RIO TINTO PLC	890,650	836,378
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	497,076	471,844
20,800	ROTORK PLC	903,523	764,580
428,797	ROYAL BANK OF SCOTLAND GROUP PLC(b)	2,437,549	2,162,663
7,055	ROYAL MAIL PLC	51,348	45,880

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
United Kingdom (Cont’d):
12,917	RSA INSURANCE GROUP PLC	$94,770	80,650
16,194	SABMILLER PLC	738,678	850,385
20,657	SAGE GROUP (THE) PLC	74,323	143,009
8,660	SAVILLS PLC	53,120	104,312
10,277	SEGRO PLC	36,889	63,556
130,397	SERCO GROUP PLC	483,952	266,741
4,954	SEVERN TRENT PLC	76,220	151,311
113,280	SIG PLC	327,170	341,120
18,980	SKY PLC	142,985	279,578
18,823	SMITH & NEPHEW PLC	151,602	319,428
5,478	SMITHS GROUP PLC	80,025	90,849
4,369	SPORTS DIRECT INTERNATIONAL PLC(b)	53,128	39,469
16,949	SSE PLC	293,983	376,629
43,514	STANDARD CHARTERED PLC	614,229	705,840
39,357	STANDARD LIFE PLC	131,737	277,666
5,438	TATE & LYLE PLC	49,810	48,199
706,458	TESCO PLC	3,361,551	2,534,491
1,868	TRAVIS PERKINS PLC	52,605	54,034
8,792	TULLOW OIL PLC	101,958	36,935
78,159	UBM PLC	629,001	613,328
27,490	UNILEVER N.V. - CVA	924,866	1,150,274
24,244	UNILEVER PLC	545,189	1,012,374
19,547	UNILEVER PLC ADR(d)	467,367	815,305
10,541	UNITED UTILITIES GROUP PLC	80,109	145,889
256,900	VECTURA GROUP PLC(b)	364,176	555,432
2,343	VEDANTA RESOURCES PLC	35,450	17,378
118,639	VESUVIUS PLC	588,138	864,282
484,417	VODAFONE GROUP PLC	1,593,934	1,584,118
3,239	WEIR GROUP (THE) PLC	94,600	81,729
2,849	WHITBREAD PLC	65,613	221,665
8,611	WILLIAM HILL PLC	52,153	47,377
51,312	WM MORRISON SUPERMARKETS PLC	206,637	147,285
25,749	WPP PLC	191,382	584,782
		62,813,506	81,596,046	15.93%
United States:
75,947	APPLIED MATERIALS, INC.	1,325,523	1,713,364
33,092	ARCH CAPITAL GROUP LTD.(b)	650,221	2,038,467
23,620	AXIS CAPITAL HOLDINGS LTD.	884,843	1,218,320
4,351	CARNIVAL PLC	131,345	212,733
3,052	CATAMARAN CORP.(b)	141,926	181,691
157,653	FLEXTRONICS INTERNATIONAL LTD.(b)	1,057,466	1,998,252
16,540	STEINER LEISURE LTD.(b)	783,275	783,996
8,041	THOMSON REUTERS CORP.	206,631	326,008
		5,181,230	8,472,831	1.65%
	Sub-total Common Stocks:	361,901,849	483,933,680	94.50%
Master Limited Partnerships:
United States:
51,339	LAZARD LTD., CLASS A	1,479,020	2,699,918
		1,479,020	2,699,918	0.53%
	Sub-total Master Limited Partnerships:	1,479,020	2,699,918	0.53%
Preferred Stocks:
Brazil:
110,300	ALPARGATAS S.A.(b)	325,787	338,343
		325,787	338,343	0.07%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	140,992
3,500	DRAEGERWERK A.G. & CO. KGAA	397,094	436,740
2,589	HENKEL A.G. & CO. KGAA	242,480	304,968
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	342,072
2,770	RWE A.G. (NON VOTING)	76,994	53,910
2,603	VOLKSWAGEN A.G.	582,148	693,701
		1,507,473	1,972,383	0.38%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
South Korea:
193	SAMSUNG ELECTRONICS CO. LTD.	$167,351	192,052
		167,351	192,052	0.04%
	Sub-total Preferred Stocks	2,000,611	2,502,778	0.49%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
France:
2	GROUPE FNAC(b)	-	14
		-	14	0.00%
Spain:
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	14,503	14,864
52,763	BANCO DE SABADELL S.A.(b)	-	13,389
68,468	TELEFONICA S.A.(b)	-	11,043
		14,503	39,296	0.01%
United Kingdom:
130,397	SERCO GROUP PLC(b)	113,655	79,306
		113,655	79,306	0.01%
	Sub-total Rights	128,158	118,616	0.02%
Warrants:
France:
12,969	PEUGEOT S.A.(b)	-	44,777
		-	44,777	0.01%
	Sub-total Warrants	-	44,777	0.01%
Short-Term Investments:
22,261,170	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(f)	22,261,170	22,261,170
	Sub-total Short-Term Investments:	22,261,170	22,261,170	4.35%
	Grand total(g)	$387,770,808	511,560,939	99.90%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.38% of net assets as of March 31, 2015.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined by valuations supplied by a pricing service or broker, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
At December 31, 2014, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,787,523 with net purchases of $5,473,647 during the three months ended March 31, 2015.
(g)	At March 31, 2015, the cost for Federal income tax purposes was $389,917,135. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$141,647,858
Gross unrealized depreciation	(20,004,054)
Net unrealized appreciation	$121,643,804

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

At March 31, 2015, the industry sectors for the Clearwater International Fund were:

Percent of
Long-Term
Industry Sector	Investments
Consumer Discretionary	17.86%
Consumer Staples	9.95
Energy	4.82
Financials	21.56
Health Care	9.72
Industrials	15.37
Information Technology	10.87
Materials	5.68
Telecommunication Services	2.41
Utilities	1.76
100.00%

At March 31, 2015, the Clearwater International Fund’s investments were denominated in the following currencies:

Percent of
Long-Term
Concentration by Currency	Investments
Euro	20.92%
British Pound	17.30
Japanese Yen	15.50
United States Dollar	10.06
Swiss Franc	6.87
Australian Dollar	6.63
Canadian Dollar	6.50
Hong Kong Dollar	5.81
All other currencies less than 5%	10.41
100.00%

At March 31, 2015, the Clearwater International Fund had one outstanding forward foreign currency exchange contract as follows:

	Amount	In	Amount
Contracts To	(Local	Exchange	(Local	Settlement	Unrealized
Deliver Currency	Currency)	For Currency	Currency)	Date	Gains (Losses)	Counterparty

Japanese Yen	332,458,913	United States Dollar	2,769,475	8/13/15	$(8,278)	Northern Trust

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

Fair value is an estimate of the price the International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, which are carried at fair value, as of March 31, 2015.

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$30,406,889	$2,443,588	$—	$32,850,477
Thailand	—	754,373	—	754,373
All Other Countries	450,328,830	—	—	450,328,830
Master Limited Partnerships	2,699,918	—	—	2,699,918
Preferred Stocks	2,502,778	—	—	2,502,778
Rights	118,616	—	—	118,616
Warrants	44,777	—	—	44,777
Short-Term Investments	22,261,170	—	—	22,261,170
Total	$508,362,978	$3,197,961	$—	$511,560,939

For the International Fund, 100% of the investment value is compromised of equity securities, master limited partnerships, rights, warrants and short-term investments. See the International Fund’s Schedule of Investments for geographical classification. Investments in equity securities, master limited partnerships and short-term securities generally are valued at the last sales price or regular trading session closing price on the principal exchange or market where the securities are traded. Investments in rights and warrants generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At March 31, 2015, the Australian based security’s trading was suspended pending a corporate action and was valued at period end using the last traded price from the primary pricing provider at the time of suspension. Additionally, two Thailand based securities were valued at period end based on the prices of the securities’ local lines as there was not any active trading on the securities’ foreign lines.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

The International Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2015, the International Fund had transfers from Level 2 to Level 1 classifications from December 31, 2014 to March 31, 2015 as disclosed below:

Transfers from Level 2 to Level 1

Country	Values	Reason

Common Stocks
Australia	$26,007,012	Unadjusted valuations at last trade or closing price
Austria	932,139	Unadjusted valuations at last trade or closing price
Belgium	5,133,384	Unadjusted valuations at last trade or closing price
Brazil	2,814,739	Unadjusted valuations at last trade or closing price
Canada	28,763,950	Unadjusted valuations at last trade or closing price
China	8,198,734	Unadjusted valuations at last trade or closing price
Denmark	11,383,728	Unadjusted valuations at last trade or closing price
Finland	4,681,283	Unadjusted valuations at last trade or closing price
France	26,236,157	Unadjusted valuations at last trade or closing price
Germany	27,918,720	Unadjusted valuations at last trade or closing price
Greece	303,083	Unadjusted valuations at last trade or closing price
Hong Kong	19,339,224	Unadjusted valuations at last trade or closing price
Ireland	3,671,770	Unadjusted valuations at last trade or closing price
Israel	432,470	Unadjusted valuations at last trade or closing price
Italy	9,062,130	Unadjusted valuations at last trade or closing price
Japan	73,029,776	Unadjusted valuations at last trade or closing price
Mexico	77,906	Unadjusted valuations at last trade or closing price
Netherlands	14,721,706	Unadjusted valuations at last trade or closing price
New Zealand	324,120	Unadjusted valuations at last trade or closing price
Norway	5,056,872	Unadjusted valuations at last trade or closing price
Philippines	843,384	Unadjusted valuations at last trade or closing price
Portugal	309,365	Unadjusted valuations at last trade or closing price
Singapore	3,379,705	Unadjusted valuations at last trade or closing price
South Africa	2,743,453	Unadjusted valuations at last trade or closing price
South Korea	8,797,306	Unadjusted valuations at last trade or closing price
Spain	10,131,237	Unadjusted valuations at last trade or closing price
Sweden	9,739,120	Unadjusted valuations at last trade or closing price
Switzerland	33,499,346	Unadjusted valuations at last trade or closing price
Taiwan	2,615,424	Unadjusted valuations at last trade or closing price
United Kingdom	76,878,960	Unadjusted valuations at last trade or closing price
United States	1,821,984	Unadjusted valuations at last trade or closing price
Preferred Stocks
Germany	1,972,383	Unadjusted valuations at last trade or closing price
South Korea	192,052	Unadjusted valuations at last trade or closing price
Rights
France	14	Unadjusted valuations at last trade or closing price
Total	$421,012,636

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(8,278)	$—	$(8,278)

Total Other Financial Instruments	$—	$(8,278)	$—	$(8,278)

The forward foreign currency exchange contract outstanding at March 31, 2015 is considered a Level 2 investment due to the contract being marked-to-market daily at the applicable exchange rate that has been adjusted from the initial quoted rate.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2015

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	May 21, 2015

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	May 21, 2015